SCHEDULE OF INVESTMENTS November 30, 2019 Unaudited

				Effective
Principal Amount		Coupon	Maturity	Maturity*		Value
Municipal Bonds and Notes—98.4%
Alabama—0.2%
$205,000	Alabama (State of) Public
	Housing Authorities, Series
	2003 B, RB	4.450%	01/01/2024	12/29/2019	A	$205,439
10,000	Baldwin (County of) Public
	Building Authority (DHR), Series
	2007 A, RB	4.375	06/01/2028	12/29/2019	A	10,024
210,000	Bibb (County of), AL, Series
	2015, Ref. Wts.	2.400	05/01/2025	05/01/2021	A	212,698
20,000	Birmingham (City of), AL, Series
	2009 A, Ref. GO Bonds	4.250	06/01/2024	12/29/2019	A	20,044
305,000	Boaz (City of), AL Gas Board,
	Series 2015, Ref. RB	2.375	02/01/2024	02/01/2020	A	305,570
185,000	Daleville (City of), AL Board of
	Education, Series 2013, Ref.
	Wts.	2.800	10/01/2022	12/29/2019	A	185,207
10,000	Daphne (City of), AL Utilities
	Board, Series 2008, RB	4.000	06/01/2020	12/29/2019	A	10,020
645,000	Health Care Authority for
	Baptist Health, Series 2006
	D, RB	5.000	11/15/2021	12/29/2019	A	647,135
545,000	Houston (County of), AL, Series
	2014 A, GO Wts.	2.850	04/01/2027	12/29/2019	A	545,485
420,000	Hueytown (City of), AL, Series
	2014, GO Wts.	2.600	02/15/2026	12/29/2019	A	420,319
10,000	Lee (County of), FL Public
	Building Authority (DHR), Series
	2006, Wts.	4.250	09/01/2022	12/29/2019	A	10,024
235,000	Mobile (City of), AL
	Improvement District (McGowin
	Park), Series 2016 A, RB	4.000	08/01/2020	05/20/2020	B	236,600
180,000	Muscle Shoals (City of), AL
	Electric Board, Series 2011, RB	4.500	01/01/2029	12/21/2019	A	180,306
185,000	Muscle Shoals (City of), AL
	Electric Board, Series 2011, RB	4.600	01/01/2030	12/21/2019	A	185,324
210,000	Pinson (City of), AL, Series
	2014, Ref. GO Wts.	2.750	07/01/2026	12/29/2019	A	210,200

						3,384,395

Alaska—0.0%
150,000	University of Alaska, Series
	2009 P, Ref. RB	4.000	10/01/2023	12/29/2019	A	150,330

Arizona—0.5%
105,000	Arizona (State of) Game & Fish
	Department & Commission,
	Series 2006, RB	5.000	07/01/2032	12/29/2019	A	105,292

1 INVESCO OPPENHEIMER SHORT TERM MUNICIPAL FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

				Effective
Principal Amount		Coupon	Maturity	Maturity*		Value
Arizona (Continued)
$2,650,000	Maricopa County Pollution
	Control Corp. (Southern
	California Education Co.), Series
	2000 B, Ref. RB	5.000%	06/01/2035	06/01/2020	A	$2,699,369
25,000	Maricopa County School District
	No. 7, Series 2009 B, GO Bonds	4.500	07/01/2024	12/29/2019	A	25,056
175,000	Pima (County of), AZ Industrial
	Development Authority
	(Excalibur Charter School (The)),
	Series 2016, Ref. RB	5.000	09/01/2026	11/17/2023	B	184,609
295,000	Pima (County of), AZ Industrial
	Development Authority (Paideia
	Academies (The)), Series 2019,
	RB	4.125	07/01/2029	03/07/2024	A	298,808
50,000	Pima (County of), AZ, Series
	2009, RB	4.000	07/01/2020	12/29/2019	A	50,108
100,000	Pinal (County of), AZ Industrial
	Development Authority
	(Florence West Prison
	Expansion, LLC), Series 2006
	A, RB	5.250	10/01/2022	12/29/2019	A	100,153
275,000	Pinal County Unified School
	District No. 43, Series 2005 A,
	GO Bonds	4.000	07/01/2020	01/01/2020	A	275,641
240,000	Salt River Project Agricultural
	Improvement & Power District,
	Series 2009 A, RB	5.000	01/01/2020	12/24/2019	A	240,574
10,000	University of Arizona Board of
	Regents (Arizona Biomedical
	Research Collaborative
	Building), Series 2006, COP	4.375	06/01/2024	12/29/2019	A	10,024
1,880,000	Westpark Community Facility
	District, Series 2016, Ref. GO
	Bonds	4.000	07/15/2025	02/22/2023	B	2,001,091
1,135,000	Yavapai (County of), AZ
	Industrial Development
	Authority (Arizona Agribusiness
	and Equine Center, Inc.), Series
	2011, RB	7.625	03/01/2031	02/09/2021	D	1,215,074
875,000	Yavapai (County of), AZ
	Industrial Development
	Authority, Series 2015 A, Ref.
	RB	3.900	09/01/2024	09/26/2022	B	892,273
10,000	Yuma Municipal Property Corp.,
	Series 2010 B, Ref. RB	4.500	07/01/2025	12/29/2019	A	10,023
						8,108,095

2 INVESCO OPPENHEIMER SHORT TERM MUNICIPAL FUND

				Effective
Principal Amount		Coupon	Maturity	Maturity*		Value
California—9.1%
$7,335,000	Alhambra (City of), CA (Police
	Facilities Assessment District No.
	91-1), Series 1992, COP	6.750%	09/01/2023	03/29/2022	B	$8,065,493
5,000,000	Anaheim (City of), CA Public
	Financing Authority, Series 1997
	A, RB	6.000	09/01/2024	01/03/2023	B	5,725,900
20,000	Barstow (City of), CA
	Redevelopment Agency
	Successor Agency (Project Area
	No. 1), Series 2004, RB	4.700	09/01/2022	12/29/2019	A	20,058
4,000,000	Bay Area Toll Authority, Series
	2014 H, RB [MUNIPSA+70]	1.800 [1]	04/01/2034	10/01/2020	A	4,021,480
450,000	Beaumont (City of),
	CA Financing Authority
	(Improvement Area No. 17A),
	Series 2013 B, RB	5.000	09/01/2022	09/01/2022		489,262
475,000	Beaumont (City of),
	CA Financing Authority
	(Improvement Area No. 17A),
	Series 2013 B, RB	5.000	09/01/2023	09/01/2023		529,972
25,000	California (State of) County
	Tobacco Securitization Agency
	(Alameda County Tobacco Asset
	Securitization Corp.), Series
	2002, RB	5.750	06/01/2029	12/29/2019	A	25,259
12,965,000	California (State of) Department
	of Water Resources, Series 2014
	AT, RB [MUNIPSA+37]	1.470 [1]	12/01/2035	12/01/2022	A	13,004,932
570,000	California (State of) Pollution
	Control Financing Authority
	(CalPlant I), Series 2017, RB	7.000	07/01/2022	10/09/2021	B	583,281
170,000	California (State of) Public
	Works Board (California
	Community Colleges), Series
	2005 E, RB	4.500	10/01/2026	12/29/2019	A	170,418
30,000	California (State of) Public
	Works Board (California
	Community Colleges), Series
	2008 E, RB	4.250	04/01/2020	12/29/2019	A	30,073
915,000	California (State of) Statewide
	Communities Development
	Authority (Bakersfield
	Consolidated Reassessment
	District No. 12-1), Series 2012,
	RB	5.000	09/02/2022	08/09/2021	B	978,117
35,000	California (State of), Series
	1971 Q, GO Bonds	4.750	03/01/2021	12/29/2019	A	35,100
4,000,000	California (State of), Series
	2016 B, GO Bonds [US000
	1M+76]	2.009 [1]	12/01/2031	06/01/2021	A	4,028,600

3 INVESCO OPPENHEIMER SHORT TERM MUNICIPAL FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

				Effective
Principal Amount		Coupon	Maturity	Maturity*		Value
California (Continued)
$5,000	Ceres (City of), CA
	Redevelopment Agency
	Successor Agency (Project Area
	No. 1), Series 2006, Ref. RB	4.250%	11/01/2024	12/29/2019	A	$5,012
5,000	Diablo Water District, Series
	2010, COP	4.000	01/01/2023	12/09/2019	A	5,003
4,545,000	Fullerton (City of), CA Public
	Financing Authority, Series
	2005, RB	5.000	09/01/2024	03/01/2020	A	4,589,314
1,200,000	Howell Mountain Elementary
	School District, Series 2007,
	GO Bonds	3.418 [2]	08/01/2027	09/10/2024	B	965,988
610,000	Imperial (City of), CA
	Public Financing Authority
	(Wastewater Facility), Series
	2012, RB	5.000	10/15/2020	10/15/2020		631,265
885,000	Imperial (City of), CA Public
	Financing Authority (Water
	Facility), Series 2012, RB	5.000	10/15/2020	10/15/2020		915,851
40,000	Industry (City of), CA
	Public Facilities Authority
	(Transportation-Distribution-
	Industrial Redevelopment
	Project No. 3), Series 2015 A,
	Ref. RB	5.000	01/01/2025	01/01/2020	A	40,926
1,000,000	Inglewood Unified School
	District School Facilities
	Financing Authority (Inglewood
	Unified School District General
	Obligation Bond Program),
	Series 2007, RB	5.250	10/15/2021	04/13/2021	B	1,049,620
495,000	Jefferson Union High School
	District, Series 2000 A, Ref. GO
	Bonds	6.250	08/01/2020	03/02/2020	B	501,405
10,000	Lodi (City of), CA, Series 2004
	A, COP	4.750	10/01/2024	12/29/2019	A	10,028
25,000,000	Mizuho Floater/Residual Trust,
	Series 2019 MIZ9003, Revenue
	Ctfs.	1.270 [3]	03/01/2036	12/13/2019	A	25,000,000
20,000	Modesto (City of), CA (Golf
	Course Ref.), Series 1993 B,
	COP	5.000	11/01/2023	05/27/2022	B	20,931
4,000,000	Montebello, CA Unified School
	District Floaters Series 2017-
	XF0576 Trust	1.450 [3]	08/01/2046	12/06/2019	A	4,000,000
615,000	Natomas Unified School District,
	Series 1999, Ref. GO Bonds	5.950	09/01/2021	11/10/2020	B	640,074
545,000	Northern Inyo (County of), CA
	Local Hospital District, Series
	2010, RB	6.000	12/01/2021	08/09/2020	A	558,320

4 INVESCO OPPENHEIMER SHORT TERM MUNICIPAL FUND

				Effective
Principal Amount		Coupon	Maturity	Maturity*		Value
California (Continued)
$40,000	Ontario (City of), CA
	(Assessment District No. 108),
	Series 1995, RB	7.500%	09/02/2020	03/02/2020	A	$40,635
695,000	Riverside (County of), CA
	(Community Facilities District
	No. 04-2), Series 2012, Ref. RB 5.000 09/01/2020			09/01/2020		712,194
125,000	Riverside (County of), CA
	(Reassessment District No. 168),
	Series 2012, RB	5.000	09/02/2020	09/02/2020		127,521
190,000	Riverside (County of), CA
	Redevelopment Successor
	Agency (Interstate 215 Corridor
	Redevelopment), Series 2011
	E, RB	6.500	12/01/2021	12/16/2020	B	203,735
980,000	Sacramento (City of), CA
	Financing Authority, Series 1993
	A, Ref. RB	5.400	11/01/2020	11/01/2020		1,018,269
1,335,000	Sacramento (City of), CA
	Financing Authority, Series 1993
	B, Ref. RB	5.400	11/01/2020	11/01/2020		1,388,881
530,000	San Diego (City of), CA
	Community Facilities District No.
	3, Series 2013, Ref. RB	5.000	09/01/2021	09/01/2021		558,699
39,325,000	San Francisco (City & County
	of), CA (Transbay Block 8 Tower
	Apartments), Series 2016 H-1,
	VRD RB	1.140 [3]	11/01/2056	12/06/2019	A	39,325,000
100,000	San Juan Capistrano (City of),
	CA, Series 2011, RB	3.000	08/01/2021	12/29/2019	A	100,152
605,000	Santa Clarita (City of), CA
	Community Facilities District No.
	2002-1 (Valencia Town Center),
	Series 2012, Ref. RB	5.000	11/15/2020	11/15/2020		625,128
365,000	Santa Clarita (City of), CA
	Community Facilities District No.
	2002-1 (Valencia Town Center),
	Series 2012, Ref. RB	5.000	11/15/2021	11/15/2021		389,167
255,000	Saugus Union School District,
	Series 2013, Ref. RB	5.000	09/01/2021	09/01/2021		269,532
10,000	Southern California Logistics
	Airport Authority, Series 2005
	A, RB	4.125	12/01/2020	12/15/2019	A	10,091
600,000	Vernon (City of), CA, Series
	2009 A, RB	5.125	08/01/2021	12/29/2019	A	609,006
15,000	Westlands Water District, Series
	2007 B, COP	4.500	09/01/2023	12/29/2019	A	15,039
5,000	Westlands Water District, Series
	2007 B, COP	4.500	09/01/2024	12/29/2019	A	5,013
250,000	Westlands Water District, Series
	2012 A, Ref. RB	5.000	09/01/2021	09/01/2021		266,885

5 INVESCO OPPENHEIMER SHORT TERM MUNICIPAL FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

				Effective
Principal Amount		Coupon	Maturity	Maturity*		Value
California (Continued)
$250,000	Westlands Water District, Series
	2012 A, Ref. RB	5.000%	09/01/2022	09/01/2022		$276,357
10,185,000	Whittier (City of), CA
	(Presbyterian Intercommunity
	Hospital), Series 2011, RB	4.900	06/01/2026	04/27/2021	A	10,683,352
						133,266,338

Colorado—0.8%
30,000	Arkansas (State of) River Power
	Authority, Series 2010, RB	5.000	10/01/2020	10/01/2020		30,880
235,000	Aurora (City of), CO, Series
	2009 A, COP	5.000	12/01/2027	12/01/2019	A	235,000
9,100,000	Colorado (State of) Health
	Facilities Authority, Series 2005,
	VRD RB	1.220 [3]	01/01/2035	12/06/2019	A	9,100,000
1,550,000	Public Authority for Colorado
	Energy, Series 2008, RB	6.125	11/15/2023	06/27/2022	B	1,719,865
15,000	Pueblo (County of), CO, Series
	2005, COP	4.500	12/01/2024	12/29/2019	A	15,038
1,435,000	Southglenn Metropolitan
	District, Series 2016, Ref. GO
	Bonds	3.000	12/01/2021	12/16/2020	B	1,440,826
5,000	Weld County School District No
	RE-2 Eaton, Series 2002, Ref.
	GO Bonds	5.000	12/01/2021	12/01/2019	A	5,014
						12,546,623

Connecticut—2.4%
370,000	Connecticut (State of) Health &
	Educational Facilities Authority
	(Trinity College), Series 1998
	F, RB	5.500	07/01/2021	01/05/2021	B	387,323
200,000	Connecticut (State of) Health &
	Educational Facilities Authority,
	Series 2015, Ref. RB	3.000	07/01/2020	07/01/2020		202,146
6,120,000	Connecticut (State of), Series
	2005 B, Ref. GO CPI-Linked
	Bonds[4]	3.653	06/01/2020	06/01/2020		6,169,082
5,350,000	Connecticut (State of), Series
	2011 D, GO Bonds	5.000	11/01/2025	11/01/2021	A	5,713,425
3,245,000	Connecticut (State of), Series
	2011 D, GO Bonds	5.000	11/01/2028	11/01/2021	A	3,452,875
1,000,000	Connecticut (State of), Series
	2012 C, Ref. GO Bonds	5.000	06/01/2024	06/01/2022	A	1,087,290
11,915,000	Connecticut (State of), Series
	2012 C, Ref. GO Bonds	5.000	06/01/2025	06/01/2022	A	12,960,065
5,050,000	Connecticut (State of), Series
	2013 B, GO Bonds	5.000	03/01/2027	03/01/2023	A	5,603,682

6 INVESCO OPPENHEIMER SHORT TERM MUNICIPAL FUND

				Effective
Principal Amount		Coupon	Maturity	Maturity*		Value
Connecticut (Continued)
$100,000	Monroe (Town of), CT, Series
	2009, Ref. GO Bonds	4.000%	05/01/2022	01/06/2020	A	$100,265
65,000	Naugatuck (Borough of), CT,
	Series 2002, GO Bonds	5.875	02/15/2021	08/16/2020	B	66,981
25,000	New Haven (City of), CT, Series
	2011 B, GO Bonds	4.500	08/01/2030	08/01/2021	A	25,867
5,000	Willington (Town of), CT, Series
	2006, GO Bonds	4.000	12/01/2023	12/29/2019	A	5,013
						35,774,014

District of Columbia—0.4%
50,000	District of Columbia (Housing
	Production Trust Fund), Series
	2007 A, RB	5.000	06/01/2032	12/04/2019	A	50,005
625,000	District of Columbia (KIPP
	Charter School), Series 2013, RB	5.000	07/01/2023	01/21/2022	B	673,888
3,920,000	District of Columbia Water &
	Sewer Authority, Series 1998,
	RB	5.500	10/01/2023	04/26/2022	B	4,301,847
565,000	District of Columbia, Series
	2009 A, RB	5.000	12/01/2024	12/04/2019	A	565,062
						5,590,802

Florida—6.8%
3,750,000	Atlantic Beach (City of), FL
	(Fleet Landing), Series 2018
	B-2, RB	3.000	11/15/2023	05/15/2020	A	3,769,087
100,000	Belle Isle (City of), FL
	(Cornerstone Charter Academy
	and Cornerstone Charter High
	School), Series 2012, RB	5.500	10/01/2022	10/14/2021	B	105,051
430,000	Bonaventure Development
	District, Series 2002, RB	5.125	11/01/2022	12/29/2019	A	431,028
55,000	Capital Projects Finance
	Authority (University of Central
	Florida), Series 2001 F-1, RB	5.125	10/01/2021	12/29/2019	A	55,073
1,240,000	Capital Trust Agency Inc.
	(Gardens Apartments), Series
	2015 A, RB	3.500	07/01/2025	11/07/2022	B	982,006
50,000	Dade (County of), FL Health
	Facilities Authority (Baptist
	Hospital of Miami), Series 1991
	A, RB	5.750	05/01/2021	11/05/2020	B	52,059
75,000	Florida (State of) Department
	of Children & Families (South
	Florida Evaluation Treatment
	Center), Series 2005, COP	5.000	10/01/2021	12/29/2019	A	75,222

7 INVESCO OPPENHEIMER SHORT TERM MUNICIPAL FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

				Effective
Principal Amount		Coupon	Maturity	Maturity*		Value
Florida (Continued)
$4,530,000	Florida (State of) Mid-Bay
	Bridge Authority, Series 1991
	A, RB	6.875%	10/01/2022	10/01/2022	A	$4,993,555
1,695,000	Florida (State of) Municipal
	Power Agency (Stanton II),
	Series 2012 A, RB	5.000	10/01/2024	10/01/2022	A	1,865,025
20,000	Florida Housing Finance Corp.,
	Series 2010 A-1, RB	4.500	07/01/2024	12/14/2019	A	20,019
3,535,000	Florida Housing Finance Corp.,
	Series 2015 A, RB	3.650	07/01/2041	11/01/2020	A	3,664,275
25,000	Florida Water Pollution Control
	Financing Corp., Series 2009
	A, RB	4.625	01/15/2023	12/29/2019	A	25,064
100,000	JEA (St. Johns River Power Park
	System), Series 2012 6, RB	4.000	10/01/2032	12/29/2019	A	100,233
2,335,000	JEA (St. Johns River Power Park
	System), Series 2012 6, RB	5.000	10/01/2021	12/29/2019	A	2,341,328
33,930,000	JEA, Series 2008 3-C-1, VRD RB	1.130 [3]	10/01/2034	12/06/2019	A	33,930,000
20,000,000	JEA, Series 2008 A-2, VRD RB	1.080 [3]	10/01/2042	12/06/2019	A	20,000,000
50,000	Miami (City of), FL, Series 2009,
	Ref. RB	4.625	10/01/2023	12/15/2019	A	50,058
15,000	Oldsmar (City of), FL, Series
	1990, Ref. RB	5.120 [2]	07/01/2020	04/26/2020	B	14,480
10,000	Palm Bay (City of), FL, Series
	2003 A, RB	4.125	07/01/2025	12/29/2019	A	10,027
5,000	Port St. Lucie (City of), FL, Series
	2005 A, RB	4.375	07/01/2023	12/29/2019	A	5,014
23,355,000	RIB Floater Trust - Various
	States, Series 2019, RB	1.400 [3]	10/01/2054	12/10/2019	A	23,355,000
100,000	Sarasota (County of), FL Public
	Hospital District (Sarasota
	Memorial Hospital), Series 1997
	A, RB4	0.000	10/01/2021	10/01/2021		103,205
275,000	Sarasota (County of), FL Public
	Hospital District (Sarasota
	Memorial Hospital), Series 1998
	B, Ref. RB	5.250	07/01/2024	09/07/2023	B	309,903
2,335,000	St. Lucie (County of), FL, Series
	1990, RB	6.000	10/01/2020	10/01/2020	A	2,428,587
10,000	Sunrise Lakes Phase 4
	Recreation District, Series 2008,
	Ref. GO Bonds	4.000	08/01/2022	12/29/2019	A	10,024
5,000	Sunrise Lakes Phase 4
	Recreation District, Series 2008,
	Ref. GO Bonds	4.000	08/01/2023	12/29/2019	A	5,012
20,000	Sunrise Lakes Phase 4
	Recreation District, Series 2008,
	Ref. GO Bonds	4.125	08/01/2024	12/29/2019	A	20,052

8 INVESCO OPPENHEIMER SHORT TERM MUNICIPAL FUND

				Effective
Principal Amount		Coupon	Maturity	Maturity*		Value
Florida (Continued)
$225,000	Tampa (City of), FL Sports
	Authority (Tampa Bay Arena),
	Series 1995, RB	5.750%	10/01/2020	07/03/2020	B	$230,823
						98,951,210

Georgia—5.8%
5,000	Atlanta (City of) & Fulton
	(County of), GA Recreation
	Authority, Series 2007 A, RB	4.125	12/01/2022	12/29/2019	A	5,011
90,000	Atlanta (City of), GA
	Metropolitan Rapid Transit
	Authority, Series 1992 P, Ref. RB	6.250	07/01/2020	07/01/2020	A	92,481
10,000	Cherokee (County of), GA
	Resource Recovery Development
	Authority, Series 2007 A, RB	4.750	07/01/2031	12/29/2019	A	10,021
40,000	College Park (City of), GA,
	Series 2006 B, RB	4.375	01/01/2026	12/29/2019	A	40,104
4,105,000	Dalton (City of), GA Downtown
	Development Authority, Series
	1996, Ctfs.	5.500	08/15/2026	08/15/2023	B	4,673,584
310,000	Fulton County School District,
	Series 1998, Ref. GO Bonds	5.500	01/01/2021	07/07/2020	B	318,057
990,000	Georgia (State of) Municipal
	Electric Authority, Series 2007
	A, RB4	2.800	01/01/2020	01/01/2020		990,683
1,305,000	Georgia (State of) Municipal
	Electric Authority, Series 2007
	A, RB4	2.800	01/01/2021	01/01/2021		1,316,784
65,000	Georgia Municipal Association
	Inc., Series 1998, COP	5.000	12/01/2023	12/26/2019	A	65,190
1,900,000	Houston (County of), GA
	Hospital Authority (Houston
	Hospitals, Inc.), Series 2016 A,
	Ref. RB	5.000	10/01/2031	09/22/2023	A	2,090,285
36,595,000	Main Street Natural Gas Inc.,
	Series 2018 A, RB	4.000 [3]	04/01/2048	06/01/2023	A	39,776,935
3,700,000	Main Street Natural Gas Inc.,
	Series 2018 C, RB	4.000 [3]	08/01/2048	09/01/2023	A	4,038,402
30,000,000	Main Street Natural Gas Inc.,
	Series 2018 D, RB [US000
	1M+83]	2.024 [1]	08/01/2048	12/01/2023	A	30,044,400
1,000,000	Main Street Natural Gas, Inc.,
	Series 2018 B, RB [US000
	1M+75]	1.944 [1]	04/01/2048	06/01/2023	A	1,000,350
30,000	Milledgeville (City of) & Baldwin
	(County of), GA Development
	Authority, Series 2003 A, RB	4.500	09/01/2025	12/29/2019	A	30,048
280,000	Private Colleges & Universities
	Authority, Series 2003, RB	5.250	06/01/2021	12/29/2019	A	280,848

9 INVESCO OPPENHEIMER SHORT TERM MUNICIPAL FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

				Effective
Principal Amount		Coupon	Maturity	Maturity*		Value
Georgia (Continued)
$575,000	Private Colleges & Universities
	Authority, Series 2012 C, RB	5.000%	10/01/2020	10/01/2020		$591,531
						85,364,714

Idaho—0.0%
85,000	Regents of the University of
	Idaho, Series 2011, Ref. RB	5.250 [3]	04/01/2041	03/23/2021	C	89,110

Illinois—9.5%
210,000	Bellwood (Village of), IL, Series
	2016 A, Ref. GO Bonds	5.000	12/01/2026	12/01/2026		250,679
205,000	Bolingbrook Park District
	Finance Corp., Series 2007 B,
	GO Bonds	5.250	01/01/2020	01/01/2020	A	205,625
350,000	Bradley (Village of), IL, Series
	2018 A, Ref. RB	5.000	01/01/2020	01/01/2020		350,651
380,000	Bradley (Village of), IL, Series
	2018 A, Ref. RB	5.000	01/01/2021	01/01/2021		389,215
400,000	Bradley (Village of), IL, Series
	2018 A, Ref. RB	5.000	01/01/2022	01/01/2022		417,140
7,105,000	Centerpoint Intermodal Center
	Program Trust, Series 2004
	A, RB	4.000 [3]	06/15/2023	06/15/2023		7,198,431
155,000	Champaign County Community
	Unit School District No. 7, Series
	2012, GO Bonds	2.250	12/01/2020	12/29/2019	A	155,107
6,555,000	Chicago (City of), IL Board of
	Education, Series 1992 A, COP	6.000	01/01/2020	01/01/2020		6,577,287
2,000,000	Chicago (City of), IL Board of
	Education, Series 1998 B-1,
	GO Bonds	3.244 [2]	12/01/2021	12/01/2021		1,914,680
500,000	Chicago (City of), IL Board of
	Education, Series 1999 A, GO
	Bonds	2.893 [2]	12/01/2022	12/01/2022		473,690
4,745,000	Chicago (City of), IL Board of
	Education, Series 1999 A, GO
	Bonds	3.093 [2]	12/01/2020	12/01/2020		4,643,789
200,000	Chicago (City of), IL Board of
	Education, Series 2005 A, Ref.
	GO Bonds	5.500	12/01/2023	12/01/2023		223,668
830,000	Chicago (City of), IL Public
	Building Commission, Series
	1990 A, RB	7.000	01/01/2020	01/01/2020	A	833,785
730,000	Chicago (City of), IL, Series
	1993 B, Ref. GO Bonds	5.125	01/01/2022	01/01/2020	B	745,542
6,110,000	Chicago (City of), IL, Series
	1999, GO Bonds	3.895 [2]	01/01/2024	01/01/2024		5,541,587
450,000	Chicago (City of), IL, Series
	1999, Ref. GO Bonds	5.250	01/01/2020	01/01/2020		451,278

10 INVESCO OPPENHEIMER SHORT TERM MUNICIPAL FUND

				Effective
Principal Amount		Coupon	Maturity	Maturity*		Value
Illinois (Continued)
$245,000	Chicago (City of), IL, Series
	2007 A, Ref. GO Bonds	5.000%	01/01/2027	12/29/2019	A	$245,659
105,000	Chicago (City of), IL, Series
	2007 B, GO Bonds	5.000	12/01/2020	12/01/2019	A	105,000
175,000	Chicago (City of), IL, Series
	2007 C, Ref. GO Bonds	5.000	01/01/2027	12/29/2019	A	175,607
15,000	Chicago (City of), IL, Series
	2007 K, GO Bonds	4.250	12/01/2026	12/25/2019	A	15,029
905,000	Chicago (City of), IL, Series
	2008, Ref. RB	5.000	11/01/2025	12/29/2019	A	907,706
2,085,000	Chicago State University, Series
	1998, RB	5.500	12/01/2023	01/10/2022	B	2,229,470
300,000	Collinsville (City of), IL Area
	Recreation District, Series 2004,
	GO Bonds	4.400	12/01/2022	12/29/2019	A	300,876
630,000	Collinsville (City of), IL Area
	Recreation District, Series 2004,
	GO Bonds	4.500	12/01/2023	12/29/2019	A	631,884
65,000	Collinsville (City of), IL Area
	Recreation District, Series 2007,
	Ref. GO Bonds	4.000	12/01/2027	12/29/2019	A	65,045
885,000	Cook (County of), IL, Series
	2009 C, Ref. GO Bonds	5.000	11/15/2020	12/30/2019	A	887,328
160,000	Cook (County of), IL, Series
	2009 C, Ref. GO Bonds	5.000	11/15/2021	12/30/2019	A	160,416
1,800,000	Cook County Community
	College District No. 508, Series
	2013, GO Bonds	5.000	12/01/2021	12/01/2021		1,894,590
1,055,000	Cook County Community High
	School District No. 219, Series
	2000, GO Bonds	5.500	12/01/2019	12/01/2019		1,055,000
500,000	Cook County School District
	No. 127-1/2, Series 2011, Ref.
	GO Bonds	3.750	12/01/2020	12/29/2019	A	501,000
250,000	Cook County School District No.
	148, Series 2008 A, GO Bonds	4.500	12/01/2027	12/01/2019	A	250,000
700,000	Cook County School District No.
	159, Series 2004, GO Bonds	2.948 [2]	12/01/2020	12/01/2020		688,856
810,000	Cook County School District No.
	88, Series 2009 B, GO Bonds	4.100	12/01/2023	12/29/2019	A	811,393
105,000	Eastern Illinois University, Series
	2005, RB	4.125	04/01/2022	12/29/2019	A	105,013
31,700,000	IL Sales Tax Securitization Corp.
	Floaters Series 2018-XL0093
	Trust	1.250 [3]	01/01/2048	12/11/2019	A	31,700,000
4,000,000	Illinois (State of) Finance
	Authority (Palos Hospital),
	Series 2010 C, RB	5.375	05/15/2025	05/15/2020	A	4,071,040
5,000	Illinois (State of) Finance
	Authority, Series 1992, RB	6.250	09/01/2021	03/08/2021	B	5,303

11 INVESCO OPPENHEIMER SHORT TERM MUNICIPAL FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

				Effective
Principal Amount		Coupon	Maturity	Maturity*		Value
Illinois (Continued)
$250,000	Illinois (State of) Finance
	Authority, Series 2010, RB	5.000%	01/01/2030	01/01/2020	A	$250,692
1,540,000	Illinois (State of) Finance
	Authority, Series 2013 A, RB	5.000	07/01/2021	07/01/2021		1,622,852
1,000,000	Illinois (State of) Finance
	Authority, Series 2013 A, RB	5.000	07/01/2022	07/01/2022		1,086,920
1,000,000	Illinois (State of) Finance
	Authority, Series 2013 A, RB	5.000	07/01/2023	07/01/2023		1,115,800
440,000	Illinois (State of) Finance
	Authority, Series 2017 A, RB5	4.250	12/01/2027	03/02/2024	B	132,000
375,000	Illinois (State of) Finance
	Authority, Series 2019 A, Ref.
	RB6	4.000	11/01/2021	11/01/2021		382,717
405,000	Illinois (State of) Finance
	Authority, Series 2019 A, Ref.
	RB6	4.000	11/01/2023	11/01/2023		420,042
440,000	Illinois (State of) Finance
	Authority, Series 2019 A, Ref.
	RB6	5.000	11/01/2025	11/01/2025		483,406
460,000	Illinois (State of) Finance
	Authority, Series 2019 A, Ref.
	RB6	5.000	11/01/2026	11/01/2026		508,401
30,000	Illinois (State of) Housing
	Development Authority, Series
	2005, RB	4.600	09/01/2025	12/29/2019	A	30,079
90,000	Illinois (State of) Medical District
	Commission, Series 2002, COP	5.000	06/01/2022	12/29/2019	A	90,145
875,000	Illinois (State of) Regional
	Transportation Authority, Series
	1991 A, RB	6.700	11/01/2021	05/08/2021	B	939,540
685,000	Illinois (State of), Series 1991,
	RB	6.250	12/15/2020	06/21/2020	B	696,494
125,000	Illinois (State of), Series 1992
	P, RB	6.500	06/15/2022	12/20/2021	B	128,895
7,250,000	Illinois (State of), Series 2010,
	Ref. GO Bonds	5.000	01/01/2023	01/01/2020	A	7,271,170
7,500,000	Illinois (State of), Series 2012,
	Ref. GO Bonds	5.000	08/01/2022	08/01/2022		8,080,425
2,000,000	Illinois (State of), Series 2016,
	GO Bonds	5.000	11/01/2025	11/01/2025		2,271,320
2,085,000	Illinois (State of), Series 2018 A,
	GO Bonds	4.000	05/01/2024	05/01/2024		2,219,628
3,500,000	Illinois (State of), Series 2018 A,
	Ref. GO Bonds	5.000	10/01/2022	10/01/2022		3,782,100
300,000	Kankakee (City of), IL, Series
	2008, GO Bonds	3.800	01/01/2020	12/29/2019	A	300,645
600,000	Kankakee County Community
	Unit School District No. 1, Series
	2006, GO Bonds	5.000	02/01/2020	02/01/2020		603,516

12 INVESCO OPPENHEIMER SHORT TERM MUNICIPAL FUND

				Effective
Principal Amount		Coupon	Maturity	Maturity*		Value
Illinois (Continued)
$1,000,000	Madison, Jersey, Macoupin,
	Calhoun, Morgan, Scott and
	Greene Counties Community
	College District No. 536 (Lewis
	and Clark Community College),
	Series 2015 A, Ref. GO Bonds	5.000%	11/01/2021	11/01/2021		$1,064,710
310,000	Matteson (Village of), IL, Series
	2006, GO Bonds	4.000	12/01/2019	12/01/2019		310,000
1,700,000	Melrose Park (Village of), IL,
	Series 2011 A, Ref. GO Bonds	5.000	12/15/2022	12/15/2021	A	1,821,958
1,010,000	Minooka (Village of), IL, Series
	2011, Ref. GO Bonds	5.000	01/01/2022	01/15/2021	B	1,044,158
120,000	Riverdale (Village of), IL, Series
	2003 E, Ref. GO Bonds	4.800	01/01/2023	12/29/2019	A	120,186
120,000	Southwestern Illinois
	Development Authority, Series
	2012, Ref. RB	5.250	03/01/2023	12/29/2019	A	120,106
1,080,000	Southwestern Illinois
	Development Authority, Series
	2013, RB	6.375	11/01/2023	05/31/2022	B	1,205,053
300,000	St. Clair County School District
	No. 189 (East St. Louis), Series
	2011, GO Bonds	5.100	01/01/2020	01/01/2020		300,396
330,000	Sterling Park District, Series
	2010 B, Ref. GO Bonds	4.000	12/15/2019	12/15/2019		330,168
2,110,000	University of Illinois, Series 2008
	A, COP	5.250	10/01/2022	12/29/2019	A	2,116,752
1,020,000	University of Illinois, Series 2008
	A, COP	5.250	10/01/2026	12/29/2019	A	1,023,254
30,000	University Park (Village of), IL,
	Series 2003, GO Bonds	4.650	12/01/2023	12/29/2019	A	30,082
15,000	West Chicago Fire Protection
	District, Series 2008, GO Bonds	4.750	01/01/2029	12/29/2019	A	15,031
20,455,000	Will County Community Unit
	School District No. 365, Series
	2003, GO Bonds	3.443 [2]	11/01/2023	11/01/2023		19,111,720
750,000	Will County School District No.
	88A, Series 2009 C, Ref. GO
	Bonds	4.100	10/01/2025	12/07/2019	A	750,247
						138,958,977

Indiana—4.1%
890,000	Gary (City of), IN & Chicago
	(City of), IL International
	Airport Authority (Gary/Chicago
	International Airport), Series
	2014, RB	5.500	02/01/2025	12/29/2019	A	892,982
8,590,000	Gary (City of), IN Sanitary
	District, Series 2011 A, RB	5.050	01/15/2029	12/30/2021	A	9,193,533

13 INVESCO OPPENHEIMER SHORT TERM MUNICIPAL FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

				Effective
Principal Amount		Coupon	Maturity	Maturity*		Value
Indiana (Continued)
$36,240,000	Indiana (State of) Finance
	Authority, Series 2008 A-2,
	VRD RB	1.100%[3]	02/01/2039	12/06/2019	A	$36,240,000
1,200,000	Indiana (State of) Finance
	Authority, Series 2012, RB	4.000	03/01/2022	03/10/2021	B	1,230,228
9,075,000	Indiana (State of) Transportation
	Finance Authority, Series 1998
	A, RB	5.500	12/01/2022	06/26/2021	B	9,662,606
750,000	Indiana, IN Bond Bank Special
	Program Floaters Series 2015-
	XF0115 Trust	1.350 [3]	08/01/2020	12/06/2019	A	750,000
615,000	Merrillville (Town of), IN, Series
	2016, RB	5.050	04/01/2026	06/11/2023	B	609,379
835,000	Michigan City (City of), IN,
	Series 2016, RB	4.500	01/01/2026	08/17/2023	B	841,179
						59,419,907

Iowa—0.9%
20,000	Ankeny (City of), IA, Series 2011
	A, Ref. GO Bonds	4.000	06/01/2026	12/29/2019	A	20,046
300,000	Cedar Rapids (City of), IA, Series
	2011 A, GO Bonds	4.250	06/01/2031	12/29/2019	A	300,639
890,000	Corning Community School
	District, Series 2010, GO Bonds	4.125	05/01/2023	05/01/2020	A	900,270
1,500,000	Iowa (State of) Finance
	Authority (Lifespace
	Communities, Inc.), Series
	2019, RB	2.875	05/15/2049	11/15/2020	A	1,510,920
5,000	Iowa (State of) Finance
	Authority, Series 1978, RB	6.000	04/01/2021	04/01/2020	A	5,064
90,000	Iowa (State of) Higher
	Education Loan Authority, Series
	2010, Ref. RB	5.000	09/01/2020	09/01/2020	A	92,560
10,000,000	RIB Floater Trust - Various
	States, Series 2018 007, RB	1.150 [3]	02/15/2035	12/06/2019	A	10,000,000
100,000	Waverly-Shell Rock Community
	School District, Series 2010,
	GO Bonds	3.625	06/01/2023	12/29/2019	A	100,172
						12,929,671

Kansas—0.2%
1,000,000	Johnson (County of), KS Water
	District No. 1, Series 2010, RB	4.500	01/01/2025	01/01/2020	A	1,002,670
1,600,000	Kansas (State of) Development
	Finance Authority, Series 2011
	K, RB	5.000	12/01/2020	12/29/2019	A	1,619,440
						2,622,110

14 INVESCO OPPENHEIMER SHORT TERM MUNICIPAL FUND

				Effective
Principal Amount		Coupon	Maturity	Maturity*		Value
Kentucky—2.6%
$10,000	Jefferson County Capital
	Projects Corp., Series 2007 A,
	Ref. RB	4.250%	06/01/2022	12/29/2019	A	$10,027
25,000	Jefferson County Capital
	Projects Corp., Series 2007 A,
	Ref. RB	4.375	06/01/2028	12/29/2019	A	25,069
3,370,000	Kentucky (State of) Asset/
	Liability Commission, Series
	2007 B, Ref. RN [US0003M+55]	1.830 [1]	11/01/2025	01/01/2020	A	3,336,603
1,605,000	Kentucky (State of) Economic
	Development Finance Authority,
	Series 2016 B-1, Ref. RB	3.250	05/15/2022	05/15/2022		1,600,121
4,750,000	Kentucky (State of) Property &
	Building Commission (Project
	No. 119), Series 2018, RB	5.000	05/01/2027	05/01/2027		5,769,398
5,000,000	Kentucky (State of) Property &
	Building Commission (Project
	No. 119), Series 2018, RB	5.000	05/01/2028	05/01/2028		6,151,800
7,665,000	Kentucky (State of) Property &
	Building Commission (Project
	No. 84), Series 2005, Ref. RB	5.000	08/01/2020	08/01/2020		7,851,949
10,000,000	Kentucky (State of) Public
	Energy Authority, Series 2019
	A-2, RB [US0001M+112]	2.314 [1]	12/01/2049	03/01/2025	A	10,039,700
10,000	Kentucky Rural Water Finance
	Corp., Series 2003 A, Ref. RB	4.750	02/01/2028	12/24/2019	A	10,023
5,000	Kentucky Rural Water Finance
	Corp., Series 2008, Ref. RB	4.125	02/01/2023	12/24/2019	A	5,010
1,165,000	Kentucky Rural Water Finance
	Corp., Series 2018 E-1, RN	2.250	03/01/2020	12/19/2019	A	1,165,524
315,000	Pikeville (City of), KY, Series
	2011, Ref. RB	6.250	03/01/2024	03/01/2021	A	334,665
1,060,000	Pikeville (City of), KY, Series
	2011, Ref. RB	6.250	03/01/2024	03/01/2021	A	1,114,760
						37,414,649

Louisiana—0.3%
75,000	Louisiana (State of) Local
	Government Environmental
	Facilities & Community
	Development Authority (Glen
	Retirement System), Series 2019
	A, Ref. RB6	5.000	01/01/2021	01/01/2021		76,517
160,000	Louisiana (State of) Local
	Government Environmental
	Facilities & Community
	Development Authority (Glen
	Retirement System), Series 2019
	A, Ref. RB6	5.000	01/01/2022	01/01/2022		166,027

15 INVESCO OPPENHEIMER SHORT TERM MUNICIPAL FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

				Effective
Principal Amount		Coupon	Maturity	Maturity*		Value
Louisiana (Continued)
$170,000	Louisiana (State of) Local
	Government Environmental
	Facilities & Community
	Development Authority (Glen
	Retirement System), Series 2019
	A, Ref. RB6	5.000%	01/01/2023	01/01/2023		$179,042
175,000	Louisiana (State of) Local
	Government Environmental
	Facilities & Community
	Development Authority (Glen
	Retirement System), Series 2019
	A, Ref. RB6	5.000	01/01/2024	01/01/2024		186,666
1,760,000	Louisiana (State of) Public
	Facilities Authority, Series 2017,
	Ref. RB	2.650 [2]	10/01/2020	10/01/2020		1,730,538
1,750,000	Tobacco Settlement Financing
	Corp., Series 2013 A, Ref. RB	5.000	05/15/2020	05/15/2020		1,777,265
						4,116,055

Maine—0.1%
1,550,000	Maine (State of) Educational
	Loan Authority, Series 2012
	A-1, RB	4.750	12/01/2024	12/01/2022	A	1,675,178
5,000	Maine (State of) Health &
	Higher Educational Facilities
	Authority, Series 2008 C, RB	4.200	07/01/2023	12/29/2019	A	5,011
						1,680,189

Maryland—0.6%
10,000	Caroline (County of), MD, Series
	2006, GO Bonds	4.000	11/01/2021	12/13/2019	A	10,008
295,000	Caroline (County of), MD, Series
	2008, GO Bonds	3.850	06/01/2021	12/13/2019	A	295,221
45,000	Maryland (State of) Community
	Development Administration,
	Series 2003, RB	4.400	07/01/2021	12/29/2019	A	45,109
7,005,000	Maryland (State of) Health &
	Higher Educational Facilities
	Authority, Series 2013 A, RB	5.000	08/15/2027	08/15/2023	A	7,882,166
30,000	Maryland (State of) University
	System, Series 2009 D, Ref. RB	4.000	04/01/2020	12/29/2019	A	30,065
10,000	Maryland (State of) University
	System, Series 2009 D, Ref. RB	4.000	04/01/2021	12/29/2019	A	10,022
20,000	Montgomery (County of),
	MD Housing Opportunites
	Commission, Series 2007 A, RB	4.625	07/01/2032	12/29/2019	A	20,031

16 INVESCO OPPENHEIMER SHORT TERM MUNICIPAL FUND

				Effective
Principal Amount		Coupon	Maturity	Maturity*		Value
Maryland (Continued)
$115,000	Montgomery (County of), MD,
	Series 2009 A, Ref. GO Bonds	4.000%	11/01/2020	12/29/2019	A	$115,252
						8,407,874

Massachusetts—1.1%
20,000	Boston (City of), MA Housing
	Authority, Series 2008, RB	4.125	04/01/2021	12/29/2019	A	20,045
30,000	Boston (City of), MA Housing
	Authority, Series 2008, RB	5.000	04/01/2027	12/29/2019	A	30,088
35,000	Boston (City of), MA Housing
	Authority, Series 2008, RB	5.000	04/01/2028	12/29/2019	A	35,102
100,000	Boston (City of), MA Water &
	Sewer Commission, Series 2009
	B, Ref. RB	5.000	11/01/2020	12/29/2019	A	100,297
50,000	Cheshire (Town of), MA, Series
	2009, GO Bonds	4.750	02/01/2024	12/29/2019	A	50,152
10,000	Lynn (City of), MA, Series 2008,
	GO Bonds	4.500	07/15/2024	12/29/2019	A	10,025
1,280,000	Massachusetts (State of) Bay
	Transportation Authority, Series
	1991 A, RB	7.000	03/01/2021	03/01/2021		1,337,152
2,600,000	Massachusetts (State of) Bay
	Transportation Authority, Series
	2004 C, CPI-Linked RB4	0.000	07/01/2020	07/01/2020		2,613,052
395,000	Massachusetts (State of)
	Development Finance Agency,
	Series 2000, RB	6.000	08/01/2021	02/05/2021	B	414,521
490,000	Massachusetts (State of)
	Development Finance Agency,
	Series 2007 E, RB	5.000	07/15/2022	12/29/2019	A	494,042
3,250,000	Massachusetts (State of)
	Development Finance Agency,
	Series 2007 E, RB	5.000	07/15/2027	12/29/2019	A	3,280,193
2,000,000	Massachusetts (State of)
	Development Finance Agency,
	Series 2012 G, RB	5.000	10/01/2022	10/01/2021	A	2,128,440
4,000,000	Massachusetts (State of) School
	Building Authority, Series 2012
	A, Ref. RB	5.000	08/15/2025	08/15/2022	A	4,409,440
830,000	Massachusetts (State of), Series
	2005 A, RB4	0.000	06/01/2020	06/01/2020		837,354
20,000	Natick (Town of), MA, Series
	2011, GO Bonds	4.000	06/15/2031	12/29/2019	A	20,043
10,000	North Reading (Town of), MA,
	Series 2005, GO Bonds	4.000	09/15/2023	12/29/2019	A	10,022
25,000	Waltham (City of), MA, Series
	2008, GO Bonds	4.000	09/15/2024	12/29/2019	A	25,054
15,000	Waltham (City of), MA, Series
	2008, GO Bonds	4.200	09/15/2027	12/29/2019	A	15,035

17 INVESCO OPPENHEIMER SHORT TERM MUNICIPAL FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

				Effective
Principal Amount		Coupon	Maturity	Maturity*		Value
Massachusetts (Continued)
$25,000	Winchester (Town of), MA,
	Series 2008, GO Bonds	4.375%	07/01/2027	12/29/2019	A	$25,059
10,000	Worcester (City of), MA, Series
	2005 C, GO Bonds	4.000	09/15/2021	12/29/2019	A	10,021
15,000	Worcester (City of), MA, Series
	2005 C, GO Bonds	4.125	09/15/2023	12/29/2019	A	15,033
10,000	Worcester (City of), MA, Series
	2006, GO Bonds	4.200	11/01/2024	12/29/2019	A	10,023
5,000	Worcester (City of), MA, Series
	2007, GO Bonds	4.000	11/01/2020	12/29/2019	A	5,011
						15,895,204

Michigan—1.3%
200,000	Allen Park (City of), MI, Series
	2005, GO Bonds	4.000	04/01/2020	12/29/2019	A	200,470
220,000	Charyl Stockwell Academy,
	Series 2015, Ref. RB	4.875	10/01/2023	04/24/2022	B	224,409
99,200	Detroit (City of), MI, Series
	2004, GO Bonds	5.250	04/01/2020	12/29/2019	A	99,202
40,000	Eaton Rapids Public Schools
	Board of Education, Series
	2009, Ref. GO Bonds	4.000	05/01/2020	01/08/2020	A	40,112
10,000	Flat Rock (City of), MI Tax
	Increment Finance Authority,
	Series 2006 B, Ref. RB	4.750	10/01/2021	12/29/2019	A	10,024
85,000	Harper Woods (City of), MI,
	Series 2004, GO Bonds	4.200	05/01/2020	12/29/2019	A	85,180
20,000	Howell (City of), MI, Series
	2005, GO Bonds	4.050	03/01/2020	03/01/2020		20,137
10,000	Howell (Town of), MI, Series
	2006, GO Bonds	4.500	06/01/2022	12/29/2019	A	10,025
12,375,000	Kent (County of), MI Hospital
	Finance Authority (Spectrum
	Health System), Series 2011 A,
	Ref. RB	5.500	11/15/2025	11/15/2021	A	13,404,971
1,740,000	Michigan (State of) Finance
	Authority, Series 2017, Ref. RB	5.000	02/01/2022	02/12/2021	B	1,790,025
105,000	Muskegon Heights (City of), MI,
	Series 2005, Ref. RB	4.000	11/01/2021	05/01/2020	A	106,074
185,000	Muskegon Heights (City of), MI,
	Series 2006, Ref. RB	4.000	11/01/2026	05/01/2020	A	186,839
1,400,000	Summit Academy North, Series
	2016, Ref. RB	4.000	11/01/2024	11/11/2023	B	1,396,864
15,000	Taylor (City of), MI Tax
	Increment Finance Authority,
	Series 2013 B, Ref. RB	4.000	05/01/2021	12/29/2019	A	15,032
375,000	Wayne (City of), MI, Series
	2004, GO Bonds	4.400	10/01/2021	04/01/2020	A	376,320

18 INVESCO OPPENHEIMER SHORT TERM MUNICIPAL FUND

				Effective
Principal Amount		Coupon	Maturity	Maturity*		Value
Michigan (Continued)
$65,000	Western Michigan University,
	Series 2009, Ref. RB	4.250%	11/15/2021	12/23/2019	A	$65,114
350,000	Wyoming (State of) Public
	Schools, Series 2009, Ref. GO
	Bonds	3.500	05/01/2020	12/29/2019	A	350,571
10,000	Ypsilanti School District, Series
	2009, Ref. GO Bonds	4.000	05/01/2020	12/29/2019	A	10,021
						18,391,390

Minnesota—1.0%
205,000	Arlington (City of), MN, Series
	2010 B, Ref. GO Bonds	3.000	12/01/2019	12/01/2019		205,000
2,000,000	Dakota (County of), MN
	Community Development
	Agency, Series 2018 B, RB	3.800 [3]	07/01/2022	07/01/2020	A	2,008,840
2,415,000	Duluth Independent School
	District No. 709, Series 2016
	A, COP	5.000	02/01/2023	02/01/2023		2,674,250
35,000	Lakeville Independent School
	District No. 194, Series 2012 D,
	Ref. GO Bonds	5.000	02/01/2020	02/01/2020		35,217
5,000	Mankato Independent School
	District No. 77, Series 2008 A,
	GO Bonds	4.000	02/01/2021	12/29/2019	A	5,011
1,890,000	Minneapolis (City of), MN,
	Series 2018 B, RB	3.750 [3]	11/01/2021	12/19/2019	A	1,890,510
15,000	Minnesota (State of)
	Governmental Agency Finance
	Group (Flexible Term Program),
	Series 2007 A-1, RB	4.125	03/01/2027	12/24/2019	A	15,026
5,000	New Prague (City of), MN,
	Series 2009 A, GO Bonds	4.150	02/01/2024	12/29/2019	A	5,010
10,000	North Mankato (City of), MN,
	Series 2009 C, GO Bonds	4.000	12/01/2024	12/29/2019	A	10,021
25,000	Southern Minnesota Municipal
	Power Agency, Series 2009
	A, RB	4.500	01/01/2020	12/29/2019	A	25,062
655,000	St. Paul (City of), MN Housing &
	Redevelopment Authority, Series
	2016 A, Ref. RB	4.500	07/01/2028	05/25/2024	A	672,613
1,930,000	St. Paul (City of), MN Housing &
	Redevelopment Authority, Series
	2018 B, RB	3.750 [3]	03/01/2021	12/19/2019	A	1,930,618
4,310,000	St. Paul (City of), MN Housing &
	Redevelopment Authority, Series
	2018 B, RB	3.750 [3]	09/01/2021	03/01/2020	A	4,317,672
45,000	Tri-County Independent School
	District No. 2358, Series 2010
	C, GO Bonds	4.000	02/01/2027	12/29/2019	A	45,095

19 INVESCO OPPENHEIMER SHORT TERM MUNICIPAL FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

				Effective
Principal Amount		Coupon	Maturity	Maturity*		Value
Minnesota (Continued)
$205,000	Woodbury (City of), MN, Series
	2012 A, RB	3.650%	12/01/2020	12/01/2020		$208,905
						14,048,850

Mississippi—0.1%
820,000	Mississippi (State of)
	Development Bank, Series 2013
	B, RB	5.000	10/01/2023	09/02/2022	B	894,431
800,000	Mississippi (State of)
	Development Bank, Series
	2013, RB	5.250	12/01/2022	12/01/2022		881,008
25,000	Mississippi Business Finance
	Corp., Series 2006, RB	4.550	12/01/2028	12/29/2019	A	25,014
10,000	Mississippi Valley State
	University Educational Building
	Corp., Series 2007, RB	4.000	03/01/2022	12/29/2019	A	10,022
55,000	Ridgeland (City of), MS, Series
	2009, RB	5.375	10/01/2029	01/01/2020	A	55,148
						1,865,623

Missouri—0.5%
760,000	Arnold Retail Corridor
	Transportation Development
	District, Series 2019, Ref. RB	3.000	11/01/2028	11/01/2024	A	762,060
12,000	Cass (County of), MO, Series
	2010 A, COP	4.000	04/01/2020	12/29/2019	A	12,025
25,000	Clay County Reorganized School
	District No. R-1, Series 2010,
	Ref. GO Bonds	4.250	03/01/2020	12/29/2019	A	25,059
285,000	Kansas City (City of), MO
	Industrial Development
	Authority, Series 2016 A, Ref.
	RB	4.250	04/01/2026	07/30/2023	B	297,355
675,000	Missouri (State of) Development
	Finance Board, Series 2005
	A, RB	6.000	06/01/2020	06/01/2020		689,971
15,000	Missouri (State of)
	Environmental Improvement
	& Energy Resources Authority,
	Series 1999 A, RB	5.000	01/01/2020	12/29/2019	A	15,046
5,000	Missouri (State of)
	Environmental Improvement
	& Energy Resources Authority,
	Series 2005 A, RB	4.250	07/01/2026	12/29/2019	A	5,013
3,130,000	Missouri (State of) Health &
	Educational Facilities Authority,
	Series 2017, Ref. RB	5.000	04/01/2026	04/01/2026		3,546,071
60,000	Missouri (State of) Housing
	Development Commission,
	Series 2011 E-4, RB	4.250	11/01/2030	05/01/2021	A	61,593

20 INVESCO OPPENHEIMER SHORT TERM MUNICIPAL FUND

				Effective
Principal Amount		Coupon	Maturity	Maturity*		Value
Missouri (Continued)
$50,000	Missouri Western State
	University, Series 2012, Ref. RB	3.000%	10/01/2024	12/29/2019	A	$50,031
95,000	Springfield Public Building
	Corp., Series 2000 A, RB	4.151 [2]	06/01/2025	12/18/2023	B	78,303
1,130,000	St. Louis (County of), MO
	Industrial Development
	Authority (Friendship Village of
	Sunset Hills), Series 2013 A, RB	5.000	09/01/2023	03/26/2022	B	1,199,224
70,000	St. Louis (County of), MO
	Industrial Development
	Authority, Series 2017, Ref. RB	3.000	09/01/2022	09/10/2021	B	71,463
						6,813,214

Montana—0.0%
10,000	Ravalli County School District
	No. 7, Series 2006, GO Bonds	4.000	07/01/2023	12/29/2019	A	10,021

Nebraska—0.8%
11,945,000	Omaha, NE Public Power
	District (Nebraska City Station
	Unit 2) Floaters Series 2016-
	XF1053 Trust	1.200 [3]	02/01/2049	12/10/2019	A	11,945,000
90,000	Sarpy (County of), NE Hospital
	Authority No. 1, Series 2010, RB	5.500	01/01/2030	01/01/2020	A	90,303
						12,035,303

Nevada—0.0%
60,000	Reno (City of), NV, Series 2004
	A, RB	5.500	06/01/2023	12/24/2019	A	60,166

New Hampshire—0.7%
10,000,000	New Hampshire (State of)
	Business Finance Authority,
	Series 2019, Ref. RB6	0.000 [3]	06/01/2049	08/31/2020	C	10,030,200
100,000	New Hampshire (State of)
	Health and Education Facilities
	Authority, Series 2007 B, RB	5.000	07/01/2023	12/29/2019	A	100,741
5,000	New Hampshire (State of)
	Municipal Bond Bank, Series
	2003 D, RB	4.000	08/15/2021	12/29/2019	A	5,011
15,000	New Hampshire (State of)
	Municipal Bond Bank, Series
	2009 A, Ref. RB	4.000	02/15/2023	12/29/2019	A	15,032
						10,150,984

New Jersey—6.4%
250,000	Atlantic City (City of), NJ, Series
	2017 A, Ref. GO Bonds	5.000	03/01/2027	03/01/2027		303,480

21 INVESCO OPPENHEIMER SHORT TERM MUNICIPAL FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

				Effective
Principal Amount		Coupon	Maturity	Maturity*		Value
New Jersey (Continued)
$3,935,000	Atlantic City, NJ GO Floaters
	Series 2017-XF2482 Trust	1.340%[3]	03/01/2042	12/06/2019	A	$3,935,000
1,610,000	Camden (County of), NJ
	Improvement Authority, Series
	2013 A, Ref. RB	5.000	12/01/2027	12/01/2023	A	1,818,527
1,000,000	Casino Reinvestment
	Development Authority, Series
	2004, RB	5.250	01/01/2022	12/29/2019	A	1,002,650
1,500,000	Casino Reinvestment
	Development Authority, Series
	2004, RB	5.250	01/01/2024	12/29/2019	A	1,503,720
3,515,000	Casino Reinvestment
	Development Authority, Series
	2014, Ref. RB	5.000	11/01/2023	11/01/2023		3,842,563
30,000	Essex (County of), NJ
	Improvement Authority, Series
	2010 A, RB	5.000	11/01/2020	11/01/2020	A	31,052
50,000	Mountain Lakes (Borough of),
	NJ, Series 2009, Ref. GO Bonds	5.000	11/15/2020	12/29/2019	A	50,149
1,000,000	New Jersey (State of) Building
	Authority, Series 2016 A, Ref.
	RB	5.000	06/15/2025	06/15/2025	A	1,196,920
1,500,000	New Jersey (State of) Building
	Authority, Series 2016 A, Ref.
	RB	5.000	06/15/2025	06/15/2025		1,766,355
10,000	New Jersey (State of) Economic
	Development Authority, Series
	2002, RB	4.625	11/15/2020	12/29/2019	A	10,029
820,000	New Jersey (State of) Economic
	Development Authority, Series
	2004 A, RB	5.250	07/01/2025	07/01/2025	A	991,265
6,840,000	New Jersey (State of) Economic
	Development Authority, Series
	2004 A, RB	5.250	07/01/2025	07/01/2025		8,018,532
3,010,000	New Jersey (State of) Economic
	Development Authority, Series
	2005 N-1, Ref. RB	5.500	09/01/2023	09/01/2023		3,425,681
6,000,000	New Jersey (State of) Economic
	Development Authority, Series
	2005 N-1, Ref. RB	5.500	09/01/2024	09/01/2024		6,997,920
405,000	New Jersey (State of) Economic
	Development Authority, Series
	2012, Ref. RB	5.000	06/15/2020	06/15/2020		412,456
1,520,000	New Jersey (State of) Economic
	Development Authority, Series
	2012, Ref. RB	5.000	06/15/2022	06/15/2022		1,644,397
6,500,000	New Jersey (State of) Economic
	Development Authority, Series
	2012, Ref. RB	5.000	06/15/2023	06/15/2022	A	7,014,215

22 INVESCO OPPENHEIMER SHORT TERM MUNICIPAL FUND

				Effective
Principal Amount		Coupon	Maturity	Maturity*		Value
New Jersey (Continued)
$2,000,000	New Jersey (State of) Economic
	Development Authority, Series
	2013 NN, Ref. RB	5.000%	03/01/2023	03/01/2023		$2,209,980
3,000,000	New Jersey (State of) Economic
	Development Authority, Series
	2013 NN, Ref. RB	5.000	03/01/2025	03/01/2023	A	3,311,190
10,000	New Jersey (State of) Economic
	Development Authority, Series
	2017 A, Ref. RB	3.500	09/01/2022	09/15/2021	B	10,107
1,000,000	New Jersey (State of)
	Educational Facilities Authority,
	Series 2014, RB	5.000	06/15/2026	06/15/2024	A	1,127,740
400,000	New Jersey (State of) Health
	Care Facilities Financing
	Authority, Series 2013, Ref. RB	5.000	09/15/2023	09/15/2023		448,472
5,000	New Jersey (State of) Higher
	Education Student Assistance
	Authority, Series 2010 1A,
	Ref. RB	4.750	12/01/2021	12/09/2019	A	5,003
25,000	New Jersey (State of) Higher
	Education Student Assistance
	Authority, Series 2010 1A,
	Ref. RB	5.100	12/01/2026	12/09/2019	A	25,018
90,000	New Jersey (State of) Housing
	& Mortgage Finance Agency,
	Series 2007 A, RB	5.000	05/01/2021	12/29/2019	A	91,426
3,930,000	New Jersey (State of)
	Transportation Trust Fund
	Authority, Series 1999 A, RB	5.750	06/15/2020	06/15/2020		4,019,447
12,160,000	New Jersey (State of)
	Transportation Trust Fund
	Authority, Series 2005 B, RB	5.500	12/15/2019	12/15/2019		12,176,416
5,000,000	New Jersey (State of)
	Transportation Trust Fund
	Authority, Series 2005 B, RB	5.500	12/15/2020	12/15/2020		5,206,900
1,370,000	New Jersey (State of)
	Transportation Trust Fund
	Authority, Series 2006 A, RB	5.250	12/15/2023	12/15/2023		1,572,198
1,000,000	New Jersey (State of)
	Transportation Trust Fund
	Authority, Series 2006 A, RB	5.500	12/15/2022	12/15/2022		1,121,510
4,505,000	New Jersey (State of)
	Transportation Trust Fund
	Authority, Series 2010 D, RB	5.250	12/15/2023	12/15/2023		5,131,916
460,000	New Jersey (State of)
	Transportation Trust Fund
	Authority, Series 2011 B, RB	5.250	06/15/2026	06/15/2021	A	485,286
1,645,000	New Jersey (State of)
	Transportation Trust Fund
	Authority, Series 2012 A-A, RB	5.000	06/15/2025	06/15/2022	A	1,788,411

23 INVESCO OPPENHEIMER SHORT TERM MUNICIPAL FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

				Effective
Principal Amount		Coupon	Maturity	Maturity*		Value
New Jersey (Continued)
$5,000,000	New Jersey (State of)
	Transportation Trust Fund
	Authority, Series 2018 A, Ref.
	RB	5.000%	06/15/2028	06/15/2026	A	$5,878,250
3,500,000	New Jersey (State of)
	Transportation Trust Fund
	Authority, Series 2018 A, RN	5.000	06/15/2024	06/15/2024		4,010,230
515,000	North Caldwell School District,
	Series 2010, Ref. GO Bonds	4.000	02/15/2023	02/15/2020	A	517,956
125,000	Salem (County of), NJ
	Improvement Authority, Series
	2007, RB	5.375	08/15/2028	12/29/2019	A	125,296
25,000	Vineland (City of), NJ, Series
	2005, Ref. GO Bonds	5.000	03/01/2021	08/31/2020	B	25,730
						93,253,393

New Mexico—0.5%
210,000	Farmington (City of), NM, Series
	2004 A, RB	5.000	06/01/2023	12/29/2019	A	210,643
1,550,000	New Mexico (State of) Hospital
	Equipment Loan Council (La
	Vida Expansion), Series 2019
	C, RB	2.250	07/01/2023	01/01/2021	A	1,551,410
1,555,000	New Mexico (State of) Hospital
	Equipment Loan Council, Series
	2012 A, Ref. RB	4.750	07/01/2022	07/12/2021	B	1,616,516
1,550,000	New Mexico (State of) Hospital
	Equipment Loan Council, Series
	2019 C, RB	2.375	07/01/2024	01/01/2021	A	1,551,054
105,000	Saltillo Public Improvement
	District, Series 2018, Ref. RB	4.000	10/01/2024	10/01/2024		116,889
160,000	Saltillo Public Improvement
	District, Series 2018, Ref. RB	4.000	10/01/2025	10/01/2025		181,072
600,000	Santa Fe (City of), NM (El
	Castillo Retirement), Series
	2019, RB	2.250	05/15/2024	11/15/2021	A	600,678
1,000,000	Santa Fe (City of), NM, Series
	2019 B, RB	2.625	05/15/2025	11/15/2021	A	1,001,220
55,000	University of New Mexico,
	Series 1991, RB	6.500	06/01/2021	10/02/2020	A	57,927
180,000	University of New Mexico,
	Series 1992 A, Ref. RB	6.000	06/01/2021	12/06/2020	B	188,465
						7,075,874

New York—7.7%
1,285,000	Buffalo & Erie County Industrial
	Land Development Corp.
	(Medaille College), Series 2013,
	Ref. RB	5.000	04/01/2022	04/13/2021	B	1,312,923

24 INVESCO OPPENHEIMER SHORT TERM MUNICIPAL FUND

				Effective
Principal Amount		Coupon	Maturity	Maturity*		Value
New York (Continued)
$26,190,000	Build NYC Resource Corp. (Blue
	School) Floaters Series 2018-
	XF1071 Trust	1.400%[3]	09/01/2046	12/13/2019	A	$26,190,000
750,000	Dutchess (County of), NY
	Industrial Development Agency,
	Series 2007 A-1, Ref. RB	5.000	08/01/2022	12/29/2019	A	750,585
5,000	Hyde Park (Town of), NY, Series
	2005, GO Bonds	4.100	06/01/2023	12/29/2019	A	5,013
160,000	Jefferson (County of), NY
	Industrial Development Agency,
	Series 2014, RB	4.750	01/01/2020	01/01/2020		159,960
25,000	Marlborough (Town of), NY,
	Series 2008, GO Bonds	4.000	06/15/2020	12/29/2019	A	25,056
3,000,000	Nassau County Tobacco
	Settlement Corp., Series 2006
	A-2, RB	5.250 [7]	06/01/2026	06/01/2026		2,994,270
500,000	New Rochelle School District,
	Series 2009, GO Bonds	4.000	11/15/2020	12/29/2019	A	501,110
1,025,000	New York & New Jersey
	(States of) Port Authority (JFK
	International Air Terminal LLC),
	Series 2010 8, RB	5.000	12/01/2020	06/05/2020	B	1,044,465
20,000,000	New York (City of), NY
	Transitional Finance Authority,
	Series 2002 A-2, Ref. VRD RB	1.200 [3]	11/01/2029	12/02/2019	A	20,000,000
45,000	New York (City of), NY Trust for
	Cultural Resources, Series 2009
	A, RB	5.000	12/01/2029	12/01/2019	A	45,000
6,455,000	New York (City of), NY, Series
	2011 A-1, GO Bonds	5.000	08/01/2022	08/01/2021	A	6,871,993
9,070,000	New York (City of), NY, Series
	2012 A-1, GO Bonds	5.000	10/01/2022	10/01/2022		10,051,828
825,000	New York (State of) Dormitory
	Authority, Series 2015 A-1,
	Ref. RB	4.800	12/01/2023	12/15/2021	B	841,550
20,000,000	New York (State of) Housing
	Finance Agency, Series 2002 A,
	VRD RB	1.100 [3]	05/15/2034	12/06/2019	A	20,000,000
15,000,000	New York City Housing
	Development Corp., Series
	2016, Ref. RB	2.000	11/01/2020	12/14/2019	A	15,016,200
345,000	New York Counties Tobacco
	Trust VI, Series 2016 B, Ref. RB	4.000	06/01/2020	06/01/2020		348,923
350,000	New York Counties Tobacco
	Trust VI, Series 2016 B, Ref. RB	5.000	06/01/2021	06/01/2021		366,842
300,000	New York Counties Tobacco
	Trust VI, Series 2016 B, Ref. RB	5.000	06/01/2022	06/01/2022		323,205
685,000	New York Counties Tobacco
	Trust VI, Series 2016 B, Ref. RB	5.000	06/01/2023	06/01/2023		755,219

25 INVESCO OPPENHEIMER SHORT TERM MUNICIPAL FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

				Effective
Principal Amount		Coupon	Maturity	Maturity*		Value
New York (Continued)
$460,000	New York Counties Tobacco
	Trust VI, Series 2016 B, Ref. RB	5.000%	06/01/2026	06/01/2026		$533,536
1,165,000	New York Local Government
	Assistance Corp., Series 1993
	E, Ref. RB	5.000	04/01/2021	04/01/2021		1,202,140
1,715,000	New York State Urban
	Development Corp., Series
	1995, Ref. RB	5.700	04/01/2020	04/01/2020		1,740,759
695,000	Orange County Funding Corp.,
	Series 2012 B, RB	4.000	07/01/2024	07/01/2022	A	730,820
60,000	Ramapo (Town of), NY, Series
	2006, GO Bonds	4.000	08/01/2020	12/29/2019	A	60,132
100,000	Ramapo (Town of), NY, Series
	2006, GO Bonds	4.000	08/01/2021	12/29/2019	A	100,225
10,000	Rochester (City of), NY, Series
	2008 B, Ref. GO Bonds	4.000	10/01/2020	12/29/2019	A	10,023
30,000	Suffolk (County of), NY
	Industrial Development Agency,
	Series 1996, Ref. RB5,8	6.700	12/01/2020	12/01/2020		0
95,000	Triborough Bridge and Tunnel
	Authority, Series 1992 Y, RB	6.125	01/01/2021	04/20/2020	B	96,758
						112,078,535

North Carolina—0.7%
10,000	Buncombe (County of), NC,
	Series 2009 A, COP	4.250	06/01/2024	12/29/2019	A	10,023
2,485,000	Charlotte (City of), NC, Series
	2013 B, COP	3.000	06/01/2022	12/29/2019	A	2,488,330
10,000	Haywood (County of), NC,
	Series 2008, GO Bonds	4.125	03/01/2027	12/29/2019	A	10,022
35,000	Johnston (County of), NC, Series
	2009 B, Ref. GO Bonds	4.000	02/01/2020	12/29/2019	A	35,078
2,875,000	North Carolina (State of)
	Medical Care Commission,
	Series 2018 B-2, RB	3.550	10/01/2024	04/01/2020	A	2,882,705
4,900,000	University of North Carolina at
	Chapel Hill, Series 2012, RB [US
	0001M+40]	1.594 [1]	12/01/2041	03/09/2022	A	4,905,537
5,000	University of North Carolina,
	Series 2005 A, RB	5.000	04/01/2022	12/29/2019	A	5,014
5,000	University of North Carolina,
	Series 2008 A, RB	4.250	10/01/2021	12/29/2019	A	5,012
10,000	University of North Carolina,
	Series 2008 A, RB	4.750	10/01/2028	12/29/2019	A	10,025
5,000	Winston-Salem (City of), NC,
	Series 2006 B, COP	4.250	06/01/2021	12/29/2019	A	5,012
						10,356,758

26 INVESCO OPPENHEIMER SHORT TERM MUNICIPAL FUND

				Effective
Principal Amount		Coupon	Maturity	Maturity*		Value
North Dakota—0.6%
$3,495,000	Burleigh (County of), ND, Series
	2018, RB	3.250%	11/01/2023	11/01/2021	A	$3,570,247
1,205,000	Fargo (City of), ND, Series 2010
	C, Ref. GO Bonds	4.000	05/01/2023	12/29/2019	A	1,207,699
10,000	Grand Forks (City of), ND, Series
	2005 B, Ref. GO Bonds	4.125	12/01/2020	12/12/2019	A	10,023
1,265,000	Grand Forks (City of), ND, Series
	2012, RB	4.000	12/01/2027	12/01/2021	A	1,303,912
1,000,000	Horace (City of), ND, Series
	2019 B, Ref. GO Bonds	2.350	10/01/2021	10/01/2021		998,920
1,500,000	Horace (City of), ND, Series
	2019, GO Bonds	2.500	08/01/2021	08/01/2020	A	1,509,030
100,000	West Fargo (City of), ND, Series
	2009, GO Bonds	4.100	11/01/2022	12/29/2019	A	100,222
						8,700,053

Ohio—4.7%
75,000	Akron (City of), OH, Series
	2009, Ref. RB	4.000	03/01/2022	12/29/2019	A	75,160
1,355,000	Butler (County of), OH, Series
	2010, RB	5.500	11/01/2022	11/01/2020	A	1,408,631
345,000	Cleveland (City of) & Cuyahoga
	(County of), OH Port Authority,
	Series 2010, RB	5.750	11/15/2020	11/15/2020		358,841
2,905,000	Cleveland (City of), OH, Series
	1993 G, Ref. RB	5.500	01/01/2021	07/07/2020	B	2,979,804
10,000	Dayton (City of), OH, Series
	2009 A, GO Bonds	4.625	12/01/2029	12/29/2019	A	10,025
30,000	Deerfield (Township of), OH,
	Series 2007, RB	5.000	12/01/2025	12/27/2019	A	30,084
44,115,000	Franklin (County of), OH
	(Nationwide Children's
	Hospital), Series 2017 B, Ref.
	VRD RB	1.120 [3]	11/01/2052	12/06/2019	A	44,115,000
150,000	Frontier Local School District,
	Series 2000, GO Bonds	6.500	12/01/2019	12/01/2019		150,000
10,000	Greene (County of), OH, Series
	2004 A, RB	5.000	09/01/2024	12/29/2019	A	10,003
100,000	Midview Local School District,
	Series 2012, COP	3.000	11/01/2023	12/29/2019	A	100,093
10,000	Milton-Union Exempted Village
	School District, Series 2010,
	GO Bonds	4.000	12/01/2024	12/29/2019	A	10,022
6,500,000	Mizuho Floater/Residual Trust,
	Series 2019 MIZ9004, Revenue
	Ctfs.	1.350 [3]	03/01/2032	12/12/2019	A	6,500,000
225,000	Muskingum (County of), OH,
	Series 2009, GO Bonds	4.000	12/01/2021	12/01/2019	A	225,000

27 INVESCO OPPENHEIMER SHORT TERM MUNICIPAL FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

				Effective
Principal Amount		Coupon	Maturity	Maturity*		Value
Ohio (Continued)
$2,000,000	Ohio (State of) Air Quality
	Development Authority, Series
	2009 C, Ref. PCR[5]	5.625%	06/01/2018	06/01/2020		$2,120,000
1,600,000	Ohio (State of) Higher
	Educational Facility Commission
	(Cleveland Clinic Health System
	Obligated Group), Series 2013
	B-2, VRD RB	1.140 [3]	01/01/2039	12/06/2019	A	1,600,000
155,000	Ohio (State of) Higher
	Educational Facility
	Commission, Series 2003, RB4	0.000	12/01/2020	12/01/2020		156,471
675,000	Ohio (State of) Higher
	Educational Facility
	Commission, Series 2006, RB4	2.923	12/01/2020	12/01/2020		681,406
2,460,000	Ohio (State of) Higher
	Educational Facility
	Commission, Series 2006, RB4	2.983	12/01/2023	12/01/2023		2,519,679
1,230,000	Ohio (State of) Higher
	Educational Facility Commission,
	Series 2015, Ref. RB	6.000	10/01/2021	12/29/2019	A	1,232,042
3,000,000	Ohio (State of), Series 2018,
	Ref. RB	5.000	12/01/2023	12/01/2023		3,232,830
10,000	Olmsted Falls City School
	District, Series 2007, GO Bonds	4.400	12/01/2019	12/01/2019		10,000
875,000	RiverSouth Authority, Series
	2007 A, RB	5.750	12/01/2027	12/27/2019	A	877,161
50,000	Sandusky (City of), OH, Series
	2011, Ref. GO Bonds	4.000	12/01/2019	12/01/2019		50,000
20,000	Scioto (County of), OH, Series
	2006, GO Bonds	4.250	12/01/2026	12/29/2019	A	20,041
25,000	Stark (County of), OH, Series
	2004, GO Bonds	4.375	12/01/2024	12/29/2019	A	25,060
						68,497,353

Oklahoma—0.2%
475,000	McGee Creek Authority, Series
	1992, RB	6.000	01/01/2023	07/29/2021	B	507,927
14,211	Oklahoma (County of), OK
	Home Finance Authority, Series
	2005 A-1, RB	4.300	10/01/2020	12/29/2019	A	14,246
150,000	Oklahoma (State of)
	Development Finance Authority,
	Series 2009 B, RB	4.000	12/01/2023	12/01/2019	A	150,000
2,190,000	Oklahoma (State of)
	Development Finance Authority,
	Series 2015, RB	5.000	07/01/2025	03/03/2023	B	2,374,464
320,000	Oklahoma (State of) Municipal
	Power Authority, Series 1992
	B, RB	5.750	01/01/2024	11/24/2021	B	347,888

28 INVESCO OPPENHEIMER SHORT TERM MUNICIPAL FUND

				Effective
Principal Amount		Coupon	Maturity	Maturity*		Value
Oklahoma (Continued)
$150,000	Oklahoma City (City of), OK
	Water Utilities Trust, Series
	2009 B, Ref. RB	3.250%	07/01/2024	12/29/2019	A	$150,231
						3,544,756

Oregon—0.1%
765,000	Clackamas (County of), OK
	Hospital Facility Authority, Series
	2018 B-1, RB	3.200	05/15/2025	05/15/2020	A	768,052
1,150,000	Clackamas (County of), OK
	Hospital Facility Authority, Series
	2018 B-2, RB	2.800	05/15/2024	12/19/2019	A	1,150,310
15,000	Clackamas (County of), OR,
	Series 2009, GO Bonds	4.000	06/01/2027	12/29/2019	A	15,030
5,000	Clackamas County School
	District No. 86, Series 2005 B,
	GO Bonds	4.350	06/15/2025	12/29/2019	A	5,012
270,000	Molalla (City of), OR, Series
	2010, Ref. RB	4.000	03/01/2022	03/01/2020	A	271,580
80,000	Oregon Health & Science
	University, Series 1996 A, RB	2.975 [2]	07/01/2021	01/10/2021	B	76,630
						2,286,614

Other Territory—2.4%
254,322	Public Housing Capital Fund
	Revenue Trust III, Series 2012,
	RB	5.000	07/01/2022	06/06/2020	A	255,370
3,803,000	Tender Option Bond Trust
	Receipts/Certificates	1.550 [3]	01/22/2026	12/13/2019	A	3,803,000
20,121,000	Tender Option Bond Trust
	Receipts/Certificates	1.550 [3]	11/11/2027	12/13/2019	A	20,121,000
10,885,000	Tender Option Bond Trust
	Receipts/Certificates	1.550 [3]	04/04/2028	12/13/2019	A	10,885,000
						35,064,370

Pennsylvania—4.8%
445,000	Allegheny (County of), PA
	Higher Education Building
	Authority (Robert Morris
	University), Series 2017, RB	5.000	10/15/2026	02/24/2025	B	503,923
465,000	Allegheny (County of), PA
	Redevelopment Authority
	(Pittsburgh Mills), Series 2004,
	RB	5.600	07/01/2023	02/04/2022	B	462,010
1,780,000	Bangor Area School District,
	Series 2012, GO Bonds	2.500	03/15/2023	12/29/2019	A	1,781,210
6,550,000	Berks (County of), PA Municipal
	Authority, Series 2012 B, RB
	[MUNIPSA+150]	2.600 [1]	11/01/2039	07/01/2020	A	6,621,068

29 INVESCO OPPENHEIMER SHORT TERM MUNICIPAL FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

				Effective
Principal Amount		Coupon	Maturity	Maturity*		Value
Pennsylvania (Continued)
$8,420,000	Berks (County of), PA Municipal
	Authority, Series 2014, RB	1.300%[3]	11/01/2044	12/13/2019	A	$8,420,000
310,000	Coatesville Area School District
	Building Authority, Series 2018,
	RB	5.000	12/01/2021	12/01/2021		330,482
400,000	Coatesville Area School District
	Building Authority, Series 2018,
	RB	5.000	12/01/2022	12/01/2022		439,196
400,000	Coatesville Area School District
	Building Authority, Series 2018,
	RB	5.000	12/01/2023	06/01/2023	A	444,788
425,000	Coatesville Area School District
	Building Authority, Series 2018,
	RB	5.000	12/01/2024	06/01/2023	A	472,239
50,000	Emmaus (Borough of), PA
	General Authority (Career
	Institute of Technology), Series
	2014 A, RB	3.000	11/15/2026	12/27/2019	A	50,062
45,000	Erie (County of), PA Hospital
	Authority, Series 2006 A, Ref.
	RB	4.500	07/01/2023	12/29/2019	A	45,118
3,100,000	Erie (County of), PA Hospital
	Authority, Series 2010 A, RB	7.000	07/01/2027	07/01/2020	A	3,203,168
365,000	Hazleton (City of), PA, Series
	2005, GO Bonds	4.100	12/01/2019	12/01/2019		365,000
2,795,000	Luzerne (County of), PA, Series
	2015 A, Ref. GO Bonds	5.000	11/15/2023	11/15/2023		3,149,825
2,075,000	Luzerne (County of), PA, Series
	2015 B, Ref. GO Bonds	5.000	05/15/2022	05/15/2022		2,248,781
2,260,000	Luzerne (County of), PA, Series
	2015 B, Ref. GO Bonds	5.000	05/15/2023	05/15/2023		2,513,775
1,380,000	Montgomery (County of), PA
	Higher Education & Health
	Authority, Series 2014 A, Ref.
	RB	5.000	10/01/2022	10/01/2022		1,485,308
1,165,000	Montgomery (County of), PA
	Higher Education & Health
	Authority, Series 2014 A, Ref.
	RB	5.000	10/01/2024	10/01/2024		1,309,285
500,000	Oswayo Valley School District,
	Series 2012, GO Bonds	2.000	02/15/2020	12/29/2019	A	500,200
2,000,000	Pennsylvania (State of)
	Economic Development
	Financing Authority
	(Philadelphia Biosolids Facility),
	Series 2009, RB	6.250	01/01/2032	01/01/2020	A	2,035,260
2,750,000	Pennsylvania (State of)
	Economic Development
	Financing Authority, Series 2010
	B, RB	8.000	05/01/2029	05/01/2020	A	2,818,640

30 INVESCO OPPENHEIMER SHORT TERM MUNICIPAL FUND

				Effective
Principal Amount		Coupon	Maturity	Maturity*		Value
Pennsylvania (Continued)
$5,000	Pennsylvania (State of) Higher
	Educational Facilities Authority,
	Series 2008 AH, RB	4.000%	06/15/2021	12/29/2019	A	$5,011
5,000	Pennsylvania (State of) Higher
	Educational Facilities Authority,
	Series 2008 AH, RB	4.000	06/15/2022	12/29/2019	A	5,011
15,000	Pennsylvania (State of) Higher
	Educational Facilities Authority,
	Series 2009 AJ, RB	5.000	06/15/2021	12/29/2019	A	15,043
6,285,000	Pennsylvania (State of)
	Intergovernmental Cooperation
	Authority, Series 2009, Ref. RB	5.000	06/15/2020	12/03/2019	A	6,285,000
6,200,000	Pennsylvania (State of) Public
	School Building Authority
	(Philadelphia School District),
	Series 2015 A, Ref. RB	5.000	06/01/2023	06/01/2023		6,936,002
1,500,000	Pennsylvania (State of) Turnpike
	Commission, Series 2018 A-1,
	Ref. RB [MUNIPSA+60]	1.700 [1]	12/01/2023	06/01/2023	A	1,508,100
155,000	Philadelphia (City of), PA
	Authority for Industrial
	Development, Series 2010, RB	5.000	08/01/2020	08/01/2020	A	158,813
520,000	Philadelphia (City of), PA
	Authority for Industrial
	Development, Series 2013
	A-1, RB	6.250	06/15/2023	01/13/2022	B	553,576
1,765,000	Philadelphia (City of), PA
	Authority for Industrial
	Development, Series 2013, RB	5.000	04/01/2033	04/01/2023	A	1,861,051
405,000	Pittsburgh (City of), PA Urban
	Redevelopment Authority, Series
	2009, RB	4.200	10/20/2024	12/29/2019	A	405,798
5,000,000	Pittsburgh (City of), PA Water &
	Sewer Authority, Series 2017 C,
	Ref. RB [US0001M+64]	1.890 [1]	09/01/2040	06/01/2020	A	5,002,200
1,955,000	Pottsville (City of), PA Hospital
	Authority, Series 2014, RB	5.750	07/01/2022	07/15/2021	B	2,087,842
70,000	Sayre (City of), PA Health Care
	Facilities Authority, Series 2007,
	RB [US0003M+78]	2.210 [1]	12/01/2024	02/17/2020	A	70,300
175,000	Southmoreland School District,
	Series 2012, Ref. GO Bonds	2.800	04/01/2025	12/29/2019	A	175,212
655,000	Southmoreland School District,
	Series 2013, Ref. GO Bonds	2.250	04/01/2024	12/29/2019	A	655,537
500,000	St. Mary (City of), PA Hospital
	Authority, Series 2012 A, RB	5.000	11/15/2021	05/15/2020	A	508,750
400,000	Sto Rox School District, Series
	2011 B, Ref. GO Bonds	2.750	12/15/2019	12/15/2019		400,204
500,000	Susquehanna Township School
	District, Series 2012, GO Bonds	2.400	05/15/2025	12/29/2019	A	500,310

31 INVESCO OPPENHEIMER SHORT TERM MUNICIPAL FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

				Effective
Principal Amount		Coupon	Maturity	Maturity*		Value
Pennsylvania (Continued)
$660,000	Tinicum (Town of) & Delaware
	(County of), PA Sewage
	Authority, Series 2003, RB	4.250%	09/01/2022	12/29/2019	A	$661,544
1,025,000	Washington (County of), PA
	Redevelopment Authority, Series
	2018, Ref. RB	5.000	07/01/2028	02/22/2026	A	1,093,255
1,010,000	Wilkes-Barre Area School
	District, Series 2016 B, GO
	Bonds	5.000	08/01/2024	08/01/2024		1,167,954
1,160,000	Wilkes-Barre Area School
	District, Series 2016 B, GO
	Bonds	5.000	08/01/2026	08/01/2026		1,394,900
						70,650,751

Rhode Island—0.1%
10,000	Rhode Island (State of) Clean
	Water Finance Agency (Pooled
	Loan Issue), Series 2002 B, PCR	4.500	10/01/2022	10/01/2022		10,938
155,000	Rhode Island (State of) Student
	Loan Authority, Series 2010
	B, RB	4.100	12/01/2019	12/01/2019		155,000
1,000,000	Rhode Island (State of) Student
	Loan Authority, Series 2013
	A, RB	3.250	12/01/2022	12/01/2020	A	1,015,580
						1,181,518

South Carolina—1.2%
620,000	Florence & Darlington (Counties
	of), SC Commission for
	Technical Education, Series
	2014, Ref. RB	5.000	03/01/2028	09/01/2023	A	682,329
10,000	Greenville (County of), SC,
	Series 2007, RB	4.000	04/01/2020	12/29/2019	A	10,021
10,000,000	SC Public Service Authority
	(Santee Cooper) Tender Option
	Bonds Series 2016-XM0384
	Trust	1.300 [3]	06/01/2037	12/11/2019	A	10,000,000
25,000	South Carolina (State of)
	Jobs-Economic Development
	Authority, Series 2006 A, RB	4.250	08/01/2024	12/29/2019	A	25,044
6,500,000	South Carolina (State of)
	Jobs-Economic Development
	Authority, Series 2018 A, RB	3.000	08/01/2020	02/01/2020	A	6,507,995
						17,225,389

South Dakota—0.2%
400,000	Minnehaha (County of), SD,
	Series 2010, RB	6.000	12/01/2023	12/01/2020	A	415,192

32 INVESCO OPPENHEIMER SHORT TERM MUNICIPAL FUND

				Effective
Principal Amount		Coupon	Maturity	Maturity*		Value
South Dakota (Continued)
$2,045,000	Minnehaha (County of), SD,
	Series 2013 A, COP	2.125%	12/01/2020	12/29/2019	A	$2,046,350
						2,461,542

Tennessee—0.4%
1,000,000	Bristol (City of), TN Industrial
	Development Board (Pinnacle),
	Series 2016 B, RB	4.909 [2]	12/01/2020	12/01/2020		959,420
1,250,000	Bristol (City of), TN Industrial
	Development Board, Series
	2016 B, RB	4.846 [2]	12/01/2019	12/01/2019		1,250,000
50,000	Columbia (City of), TN, Series
	2008, RB	5.125	12/01/2022	12/29/2019	A	50,149
65,000	Dickson (County of), TN Water
	Authority, Series 2013, Ref. RB	2.850	12/01/2027	12/29/2019	A	65,061
245,000	Elizabethton (City of), TN Health
	& Educational Facilities Board,
	Series 2000 B, Ref. RB	7.000	07/01/2020	12/29/2019	A	253,009
10,000	Nashville (City of) & Davidson
	(County of), TN Metropolitan
	Government, Series 2008 B,
	Ref. RB	4.250	05/15/2023	12/24/2019	A	10,020
100,000	South Blount (County of), TN
	Utility District, Series 2009,
	Ref. RB	4.000	12/01/2022	12/01/2019	A	100,000
5,000	Tennessee (State of) Local
	Development Authority, Series
	2006, RB	4.125	03/01/2023	12/29/2019	A	5,011
3,090,000	Tennessee Energy Acquisition
	Corp., Series 2006 C, RB	5.000	02/01/2022	02/01/2022		3,308,092
						6,000,762

Texas—15.2%
530,000	Arlington Higher Education
	Finance Corp. (Leadership
	Preparatory School), Series
	2016 A, RB	4.000	06/15/2026	05/27/2021	A	537,961
25,200,000	Atascosa County Industrial
	Development Corp., Series
	2008, Ref. VRD PCR	1.160 [3]	06/30/2020	12/06/2019	A	25,200,000
29,920,000	Austin (City of), TX, Series 1998
	C, Ref. RB	5.250	05/15/2025	06/26/2023	B	34,059,133
125,000	Borden County Independent
	School District, Series 2009,
	GO Bonds	4.250	02/15/2022	12/29/2019	A	125,282
50,000	Borden County Independent
	School District, Series 2009,
	GO Bonds	4.375	02/15/2023	12/29/2019	A	50,116

33 INVESCO OPPENHEIMER SHORT TERM MUNICIPAL FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

				Effective
Principal Amount		Coupon	Maturity	Maturity*		Value
Texas (Continued)
$50,000	Burney Road Municipal Utility
	District, Series 2007, Ref. GO
	Bonds	4.000%	09/01/2024	12/29/2019	A	$50,116
150,000	Carthage (City of), TX, Series
	2010, Ref. GO Bonds	4.000	08/15/2023	12/29/2019	A	151,507
85,000	Cleburne (City of), TX, Series
	2010, Ref. RB	4.000	02/15/2020	12/29/2019	A	85,171
665,000	Clifton Higher Education
	Finance Corp., Series 2018
	D, RB	5.000	08/15/2021	08/15/2021		689,884
675,000	El Paso (County of), TX Hospital
	District, Series 2013, GO Ctfs.	5.000	08/15/2025	08/15/2023	A	744,889
275,000	Elgin (City of), TX, Series 2007,
	GO Ctfs.	4.400	07/15/2027	12/29/2019	A	275,545
320,000	Fallbrook Utility District, Series
	2010, GO Bonds	4.000	09/01/2026	12/29/2019	A	324,013
255,000	Harlingen (City of), TX, Series
	2010 A, RB	3.250	11/01/2022	01/20/2020	A	255,413
330,000	Harris (County of), TX Municipal
	Utility District No. 151, Series
	2012, Ref. GO Bonds	4.000	09/01/2020	12/29/2019	A	330,686
410,000	Harris (County of), TX Municipal
	Utility District No. 290, Series
	2012, GO Bonds	3.000	09/01/2026	09/01/2020	A	413,280
590,000	Harris (County of), TX Municipal
	Utility District No. 370, Series
	2012, Ref. GO Bonds	2.750	12/01/2019	12/01/2019		590,000
70,000	Hays Consolidated Independent
	School District, Series 2007,
	GO Bonds	4.500	08/15/2026	12/29/2019	A	70,188
665,000	Houston Community College
	System, Series 2009, GO Notes	5.000	02/15/2021	12/29/2019	A	666,942
490,000	Hunt (County of), TX Memorial
	Hospital District, Series 2008,
	Ref. GO Bonds	3.700	02/15/2020	12/29/2019	A	492,543
1,200,000	Joint Guadalupe (County of)
	& Seguin (City of), TX Hospital
	Board of Managers, Series
	2015, Ref. RB	5.000	12/01/2023	12/01/2023		1,301,616
1,865,000	Joint Guadalupe (County of)
	& Seguin (City of), TX Hospital
	Board of Managers, Series
	2015, Ref. RB	5.000	12/01/2024	12/01/2024		2,054,111
470,000	Love Field Airport
	Modernization Corp. (Southwest
	Airlines Co.), Series 2010, RB	5.250	11/01/2040	11/01/2020	A	485,007
250,000	Lubbock Independent School
	District, Series 2010, Ref. GO
	Bonds	4.000	02/15/2020	12/29/2019	A	250,575

34 INVESCO OPPENHEIMER SHORT TERM MUNICIPAL FUND

				Effective
Principal Amount		Coupon	Maturity	Maturity*		Value
Texas (Continued)
$415,000	Lufkin (City of), TX, Series 2010,
	GO Ctfs.	4.000%	08/15/2025	12/29/2019	A	$415,880
140,000	Maverick (County of), TX, Series
	2004, GO Ctfs.	5.000	03/01/2020	12/29/2019	A	140,493
785,000	Mesquite (City of), TX, Series
	2010, GO Ctfs.	4.000	02/15/2027	02/15/2020	A	788,901
3,940,000	Mizuho Floater/Residual Trust,
	Series 2019,	1.350 [3]	09/01/2039	12/13/2019	A	3,940,000
30,000	Mueller Local Government
	Corp., Series 2009, RB	4.250	09/01/2029	12/29/2019	A	30,076
585,000	Murphy (City of), TX, Series
	2010, GO Bonds	4.000	02/15/2027	02/15/2020	A	588,206
1,295,000	New Hope Cultural Education
	Facilities Finance Corp. (CHF-
	Collegiate Housing Island
	Campus, LLC - Texas A&M
	University-Corpus Christi Island
	Campus), Series 2017 A, RB	4.000	04/01/2023	04/01/2023		1,329,473
365,000	New Hope Cultural Education
	Facilities Finance Corp., Series
	2016 A, RB	5.000	04/01/2022	04/01/2022		381,421
385,000	New Hope Cultural Education
	Facilities Finance Corp., Series
	2016 A, RB	5.000	04/01/2023	04/01/2023		408,389
405,000	New Hope Cultural Education
	Facilities Finance Corp., Series
	2016 A, RB	5.000	04/01/2024	04/01/2024		435,339
6,570,000	North Central Texas Health
	Facility Development Corp.,
	Series 1996 A, RB	5.750	06/01/2026	08/22/2023	B	7,609,900
10,000	North Texas Municipal Water
	District, Series 2003, RB	5.125	06/01/2023	12/29/2019	A	10,036
365,000	Northeast Travis County Utility
	District/TX, Series 2012 B, Ref.
	GO Bonds	3.000	09/01/2020	12/29/2019	A	365,456
19,060,000	Port Arthur (Port of), TX
	Navigation District, Series 2010
	A, VRD RB	1.230 [3]	04/01/2040	12/02/2019	A	19,060,000
16,560,000	Port Arthur (Port of), TX
	Navigation District, Series 2010
	D, VRD RB	1.250 [3]	11/01/2040	12/06/2019	A	16,560,000
100,000	Rayford Road Municipal Utility
	District, Series 2011, Ref. GO
	Bonds	4.000	03/01/2023	12/12/2019	A	100,072
80,000	Red River Health Facilities
	Development Corp., Series
	2012, RB	4.700	01/01/2022	01/12/2021	B	81,972
490,000	Robstown (City of), TX, Series
	2009, GO Ctfs.	3.345 [2]	03/01/2024	03/01/2024		442,205

35 INVESCO OPPENHEIMER SHORT TERM MUNICIPAL FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

				Effective
Principal Amount		Coupon	Maturity	Maturity*		Value
Texas (Continued)
$285,000	Rockwall (County of), TX, Series
	2010, GO Bonds	4.000%	02/01/2023	02/01/2020	A	$286,271
150,000	Rowlett (City of), TX (Bayside
	Public Improvement District
	North Improvement Area),
	Series 2016, RB	4.900	09/15/2024	02/19/2023	B	147,482
3,000,000	SA Energy Acquisition Public
	Facility Corp., Series 2007, RB	5.500	08/01/2020	08/01/2020		3,076,770
50,000	San Antonio (City of), TX, Series
	2007, RB	5.250	07/01/2032	01/01/2020	A	50,155
1,000,000	Socorro Independent School
	District, Series 2010, Ref. GO
	Bonds	4.000	08/15/2022	02/15/2020	A	1,005,880
465,000	Tarrant County Cultural
	Education Facilities Finance
	Corp. (Buckner Senior Living -
	Ventana), Series 2017, RB	3.875	11/15/2022	12/15/2019	A	465,414
10,090,000	Texas (State of) Department of
	Housing & Community Affairs
	(Idlewilde Apartments), Series
	2006, VRD RB	1.160 [3]	06/15/2040	12/06/2019	A	10,090,000
10,000,000	Texas (State of), Series 2019,
	VRD GO Bonds	1.150 [3]	06/01/2050	12/06/2019	A	10,000,000
10,275,000	Texas City Industrial
	Development Corp., Series
	1990, Ref. RB	7.375	10/01/2020	10/01/2020		10,780,838
29,075,000	Texas Municipal Gas Acquisition
	& Supply Corp. I, Series 2008
	D, RB	6.250	12/15/2026	12/10/2023	B	33,837,485
28,835,000	Texas Municipal Gas Acquisition
	& Supply Corp. II, Series 2007,
	RB [MUNIPSA+55]	1.650 [1]	09/15/2027	01/24/2020	A	28,484,366
1,000,000	Texas Municipal Gas Acquisition
	& Supply Corp. III, Series 2012,
	RB	5.000	12/15/2020	12/15/2020		1,035,330
795,000	Timber Lane Utility District,
	Series 2012, Ref. GO Bonds	3.000	08/01/2020	12/29/2019	A	795,978
10,000	Woodlands (Town of), TX, Series
	2010, GO Bonds	4.000	03/01/2028	12/26/2019	A	10,019
530,000	Woodlands (Township of), TX,
	Series 2010, Ref. RB	4.000	03/01/2021	12/26/2019	A	530,981
						222,488,766

Utah—0.7%
10,000	Utah (State of) Associated
	Municipal Power Systems (San
	Juan), Series 2008 A, RB	4.250	06/01/2020	12/29/2019	A	10,024
10,000,000	Utah Hsg. Corp. (Red Rocks
	Apartments) Floaters Series
	2019-XF1081 Trust	1.450 [3]	03/01/2062	12/02/2019	A	10,000,000

36 INVESCO OPPENHEIMER SHORT TERM MUNICIPAL FUND

				Effective
Principal Amount		Coupon	Maturity	Maturity*		Value
Utah (Continued)
$25,000	Washington (County of), UT,
	Series 2009, Ref. RB	4.000%	10/01/2020	12/29/2019	A	$25,059
						10,035,083

Vermont—0.0%
200,000	Burlington (City of), VT, Series
	2012 A, GO Bonds	5.000	11/01/2021	11/01/2021		213,332

Virginia—0.3%
20,000	Bristol (City of), VA, Series 2001,
	Ref. RB	5.000	07/15/2021	01/18/2021	B	20,759
95,000	Upper Occoquan Sewage
	Authority, Series 1995 A, RB	5.150	07/01/2020	07/01/2020		97,109
2,695,000	Upper Occoquan Sewage
	Authority, Series 1995 A, RB	5.150	07/01/2020	07/01/2020		2,754,829
1,045,000	Virginia (State of) College
	Building Authority, Series 2001,
	RB	5.375	01/01/2021	07/16/2020	B	1,071,052
						3,943,749

Washington—1.0%
700,000	Central Puget Sound Regional
	Transit Authority, Series 1998,
	RB	5.250	02/01/2021	08/07/2020	B	719,425
25,000	Kelso (City of), WA Housing
	Authority, Series 1998, RB	5.600	03/01/2028	12/29/2019	A	25,022
5,000	King & Snohomish Counties
	School District No. 417, Series
	2007, Ref. GO Bonds	4.250	12/01/2021	12/29/2019	A	5,012
290,000	Snohomish (County of), WA
	Public Utility District No. 1,
	Series 1989, RB	6.800	01/01/2020	01/01/2020	A	291,287
100,000	Snohomish (County of), WA,
	Series 2009 B, GO Bonds	4.000	12/01/2019	12/01/2019		100,000
9,985,000	Washington (State of) State
	Housing Finance Commission
	(Barkley Ridge Apartments),
	Series 2007 A, VRD RB	1.170[3]	09/01/2040	12/06/2019	A	9,985,000
3,205,000	Washington (State of), Series
	2014 C, Ref. GO Bonds	5.000	07/01/2023	07/01/2023		3,635,912
20,000	Yakima (City of), WA, Series
	2004, RB	4.500	09/01/2024	12/29/2019	A	20,050
						14,781,708

West Virginia—0.2%
2,500,000	Roane (County of), WV Building
	Commission, Series 2019,
	Ref. RB	2.550	11/01/2021	11/01/2020	A	2,502,725

37 INVESCO OPPENHEIMER SHORT TERM MUNICIPAL FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

				Effective
Principal Amount		Coupon	Maturity	Maturity*		Value
Wisconsin—1.2%
$1,000,000	Holmen School District, Series
	2009, Ref. GO Bonds	5.000%	04/01/2023	04/01/2020	A	$1,011,940
3,360,000	Southeast Wisconsin
	Professional Baseball Park
	District, Series 1998 A, Ref. RB	5.500	12/15/2026	12/30/2025	B	4,115,496
635,000	West De Pere School District,
	Series 2012 A, Ref. GO Bonds	2.250	10/01/2022	10/01/2020	A	639,839
165,000	West De Pere School District,
	Series 2012 A, Ref. GO Bonds	2.600	10/01/2025	10/01/2020	A	166,538
1,585,000	Wisconsin (State of) Center
	District, Series 1999, Ref. RB	5.250	12/15/2023	07/28/2022	B	1,739,347
2,000,000	Wisconsin (State of) Health &
	Educational Facilities Authority
	(Camillus Health System), Series
	2019 B-2, Ref. RB	2.550	11/01/2027	11/01/2021	A	2,012,640
3,000,000	Wisconsin (State of) Health &
	Educational Facilities Authority
	(Camillus Health System), Series
	2019 B-3, Ref. RB	2.250	11/01/2026	11/01/2021	A	3,016,230
3,000,000	Wisconsin (State of) Health &
	Educational Facilities Authority,
	Series 2017 A, RB	2.650	11/01/2020	12/17/2019	A	3,001,020
100,000	Wisconsin (State of) Public
	Finance Authority, Series 2014
	A, RB	4.125	10/01/2024	03/10/2022	A	104,754
405,000	Wisconsin (State of) Public
	Finance Authority, Series 2016
	A, RB	4.000	01/01/2024	01/29/2022	B	415,522
800,000	Wisconsin (State of) Public
	Finance Authority, Series 2016,
	RB	4.000	12/01/2020	12/01/2020		810,848
						17,034,174

Total Investments, at Value (Cost $1,420,578,761)—98.4%						1,437,423,023
Net Other Assets (Liabilities)—1.6						22,846,899
Net Assets—100.0%						$1,460,269,922

Footnotes to Schedule of Investments

*Call Date, Put Date or Average Life of Sinking Fund, if applicable, as detailed.
A. Optional call date; corresponds to the most conservative yield calculation.
B. Average life due to mandatory, or expected, sinking fund principal payments prior to maturity.
C. Date of mandatory put.
D. Average life due to mandatory, or expected, sinking fund principle payments prior to the applicable optional call date.
1. Represents the current interest rate for a variable or increasing rate security, which may be fixed for a predetermined period.  The interest rate is, or will be as of an established date, determined as [Referenced Rate +
Basis-point spread].
2. Zero coupon bond reflects effective yield on the original acquisition date.

38 INVESCO OPPENHEIMER SHORT TERM MUNICIPAL FUND

Footnotes to Schedule of Investments (Continued)
3. This interest rate resets periodically. Interest rate shown reflects the rate in effect at period end.The rate on this variable rate security is not based on a published reference rate and spread but is determined by the issuer or agent based on current market conditions.
4. Denotes an inflation-indexed security: coupon or principal are indexed to a consumer price index.
5. This security is not accruing income because its issuer has missed or is expected to miss interest and/or principal payments. The rate shown is the contractual interest rate.
6. All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after period end.
7. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.
8. The value of this security was determined using significant unobservable inputs.  See Note 1 of the accompanying
Notes.

To simplify the listings of securities, abbreviations are used per the table below:

AH	Ascension Health
AT	Azalea Trace, Inc.
CHF	City Hospital Foundation
COP	Certificates of Participation
CPI	Consumer Price Index
Ctfs.	Certificates
DHR	Department of Human Resources
GO	General Obligation
JFK	John Fitzgerald Kennedy
KS	Kishhealth System
MUNIPSA	SIFMA Municipal Swap Index Yield
NYC	New York City
PCR	Pollution Control Revenue Bonds
RB	Revenue Bonds
RE	Rocketship Education
Ref.	Refunding
RN	Revenue Notes
US0001M	ICE LIBOR USD 1 Month
US0003M	ICE LIBOR USD 3 Month
VRD	Variable Rate Demand
WA	Westlake Affordable
Wts.	Warrants

39 INVESCO OPPENHEIMER SHORT TERM MUNICIPAL FUND

NOTES TO SCHEDULE OF INVESTMENTS November 30, 2019 Unaudited

Note 1 – Additional Valuation Information
The following is a summary of the tiered valuation input levels, as of November 30, 2019.
The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

			Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value
Assets Table
Investments, at Value:
Municipal Bonds and Notes
Alabama	$—	$ 3,384,395	$—	3,384,395
Alaska	—	150,330	—	150,330
Arizona	—	8,108,095	—	8,108,095
California	—	133,266,338	—	133,266,338
Colorado	—	12,546,623	—	12,546,623
Connecticut	—	35,774,014	—	35,774,014
District of Columbia	—	5,590,802	—	5,590,802
Florida	—	98,951,210	—	98,951,210
Georgia	—	85,364,714	—	85,364,714
Idaho	—	89,110	—	89,110
Illinois	—	138,958,977	—	138,958,977
Indiana	—	59,419,907	—	59,419,907
Iowa	—	12,929,671	—	12,929,671
Kansas	—	2,622,110	—	2,622,110
Kentucky	—	37,414,649	—	37,414,649
Louisiana	—	4,116,055	—	4,116,055
Maine	—	1,680,189	—	1,680,189
Maryland	—	8,407,874	—	8,407,874
Massachusetts	—	15,895,204	—	15,895,204
Michigan	—	18,391,390	—	18,391,390
Minnesota	—	14,048,850	—	14,048,850
Mississippi	—	1,865,623	—	1,865,623
Missouri	—	6,813,214	—	6,813,214
Montana	—	10,021	—	10,021
Nebraska	—	12,035,303	—	12,035,303
Nevada	—	60,166	—	60,166
New Hampshire	—	10,150,984	—	10,150,984
New Jersey	—	93,253,393	—	93,253,393
New Mexico	—	7,075,874	—	7,075,874
New York	—	112,078,535	0	112,078,535
North Carolina	—	10,356,758	—	10,356,758
North Dakota	—	8,700,053	—	8,700,053
Ohio	—	68,497,353	—	68,497,353
Oklahoma	—	3,544,756	—	3,544,756
Oregon	—	2,286,614	—	2,286,614
Other Territory	—	35,064,370	—	35,064,370
Pennsylvania	—	70,650,751	—	70,650,751

40 INVESCO OPPENHEIMER SHORT TERM MUNICIPAL FUND

			Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value
Municipal Bonds and Notes (Continued)
Rhode Island	$—	$ 1,181,518	$ —	$ 1,181,518
South Carolina	—	17,225,389	—	17,225,389
South Dakota	—	2,461,542	—	2,461,542
Tennessee	—	6,000,762	—	6,000,762
Texas	—	222,488,766	—	222,488,766
Utah	—	10,035,083	—	10,035,083
Vermont	—	213,332	—	213,332
Virginia	—	3,943,749	—	3,943,749
Washington	—	14,781,708	—	14,781,708
West Virginia	—	2,502,725	—	2,502,725
Wisconsin	—	17,034,174	—	17,034,174
Total Assets	$—	$ 1,437,423,023	$ 0	$ 1,437,423,023

41 INVESCO OPPENHEIMER SHORT TERM MUNICIPAL FUND